UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614

                       Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.2%
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK--88.3%
$    125,000      Albany County Airport Authority                                       5.500%        12/15/2019   $      132,189
---------------------------------------------------------------------------------------------------------------------------------
     885,000      Albany Hsg. Authority (Lark Drive)                                    5.500         12/01/2028          894,762
---------------------------------------------------------------------------------------------------------------------------------
   1,420,000      Albany IDA (Albany Medical Center)                                    6.000         05/01/2019        1,406,127
---------------------------------------------------------------------------------------------------------------------------------
   2,460,000      Albany IDA (Albany Medical Center)                                    6.000         05/01/2029        2,308,587
---------------------------------------------------------------------------------------------------------------------------------
     455,000      Albany IDA (Albany Medical Center)                                    8.250         08/01/2004          455,678
---------------------------------------------------------------------------------------------------------------------------------
     400,000      Albany IDA (Albany Municipal Golf Course Clubhouse)                   7.500         05/01/2012          408,348
---------------------------------------------------------------------------------------------------------------------------------
     915,000      Albany IDA (Albany Rehab.)                                            8.375         06/01/2023          943,383
---------------------------------------------------------------------------------------------------------------------------------
   4,005,000      Albany IDA (Charitable Leadership)                                    5.750         07/01/2026        3,997,551
---------------------------------------------------------------------------------------------------------------------------------
   3,730,000      Albany IDA (Daughters of Sarah Nursing Home)                          5.375         10/20/2030        3,796,543
---------------------------------------------------------------------------------------------------------------------------------
   2,750,000      Albany IDA (Hampton Plaza)                                            6.250         03/15/2018        2,835,470
---------------------------------------------------------------------------------------------------------------------------------
   1,630,000      Albany IDA (MARA Mansion Rehab.)                                      6.500         02/01/2023        1,631,549
---------------------------------------------------------------------------------------------------------------------------------
   1,395,000      Albany IDA (Port of Albany)                                           7.250         02/01/2024        1,400,315
---------------------------------------------------------------------------------------------------------------------------------
   1,285,000      Albany IDA (Sage Colleges)                                            5.250         04/01/2019        1,281,620
---------------------------------------------------------------------------------------------------------------------------------
   1,760,000      Albany IDA (Sage Colleges)                                            5.300         04/01/2029        1,688,438
---------------------------------------------------------------------------------------------------------------------------------
     125,000      Albany IDA (University Heights-Albany Pharmacy)                       6.750         12/01/2029          139,529
---------------------------------------------------------------------------------------------------------------------------------
   1,770,000      Albany Parking Authority                                              0.000 1       11/01/2017          883,814
---------------------------------------------------------------------------------------------------------------------------------
   2,510,000      Albany Parking Authority                                              5.625         07/15/2020        2,608,568
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Albany Parking Authority                                              5.625         07/15/2025        2,041,400
---------------------------------------------------------------------------------------------------------------------------------
   2,010,000      Allegany County IDA (Cuba Memorial Hospital) 2,3,4                    6.500         11/01/2009          688,304
---------------------------------------------------------------------------------------------------------------------------------
   4,230,000      Allegany County IDA (Cuba Memorial Hospital) 2,3,4                    7.250         11/01/2019        1,351,485
---------------------------------------------------------------------------------------------------------------------------------
   5,700,000      Allegany County IDA (Houghton College)                                5.250         01/15/2024        5,634,678
---------------------------------------------------------------------------------------------------------------------------------
     920,000      Amherst IDA (Asbury Pointe)                                           5.800         02/01/2015          918,362
---------------------------------------------------------------------------------------------------------------------------------
      10,000      Amherst IDA (Asbury Pointe)                                           6.000         02/01/2023            9,684
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Amherst IDA (Asbury Pointe)                                           6.000         02/01/2029        2,870,370
---------------------------------------------------------------------------------------------------------------------------------
   2,880,000      Amherst IDA (Daemen College)                                          6.000         10/01/2021        2,954,707
---------------------------------------------------------------------------------------------------------------------------------
  10,055,000      Amherst IDA (Daemen College)                                          6.125         10/01/2031       10,216,282
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Appleridge Retirement Community                                       5.750         09/01/2041        3,131,370
---------------------------------------------------------------------------------------------------------------------------------
     990,000      Babylon IDA (WWH Ambulance)                                           7.375         09/15/2008        1,009,424
---------------------------------------------------------------------------------------------------------------------------------
     700,000      Battery Park City Authority                                          10.000         06/01/2023          702,464
---------------------------------------------------------------------------------------------------------------------------------
   1,345,000      Bayshore HDC                                                          7.500         02/01/2023        1,403,844
---------------------------------------------------------------------------------------------------------------------------------
     475,000      Bethany Retirement Home                                               7.450         02/01/2024          486,652
---------------------------------------------------------------------------------------------------------------------------------
     810,000      Bethlehem Water System 5                                              5.250         03/01/2018          794,027
---------------------------------------------------------------------------------------------------------------------------------
     855,000      Bethlehem Water System 5                                              5.375         03/01/2019          844,338
---------------------------------------------------------------------------------------------------------------------------------
     905,000      Bethlehem Water System 5                                              5.375         03/01/2020          888,375
---------------------------------------------------------------------------------------------------------------------------------
     955,000      Bethlehem Water System 5                                              5.500         03/01/2021          944,915
---------------------------------------------------------------------------------------------------------------------------------
     505,000      Bethlehem Water System 5                                              5.500         03/01/2022          495,365
---------------------------------------------------------------------------------------------------------------------------------
   1,065,000      Blauvelt Volunteer Fire Company                                       6.250         10/15/2017        1,030,206
---------------------------------------------------------------------------------------------------------------------------------
      45,000      Bleeker Terrace HDC                                                   8.350         07/01/2004           45,001
---------------------------------------------------------------------------------------------------------------------------------
     900,000      Bleeker Terrace HDC                                                   8.750         07/01/2007          906,786
---------------------------------------------------------------------------------------------------------------------------------
     580,000      Brookhaven IDA (Brookhaven Memorial Hospital)                         8.250         11/15/2030          602,591


                         11 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  6,830,000      Brookhaven IDA (Dowling College)                                      6.750%        03/01/2023   $    6,747,152
---------------------------------------------------------------------------------------------------------------------------------
     135,000      Brookhaven IDA (Farber) 2                                             3.000 6       12/01/2004          134,723
---------------------------------------------------------------------------------------------------------------------------------
      95,000      Brookhaven IDA (Interdisciplinary School)                             8.500         12/01/2004           95,283
---------------------------------------------------------------------------------------------------------------------------------
   3,220,000      Brookhaven IDA (Interdisciplinary School)                             9.500         12/01/2019        3,342,650
---------------------------------------------------------------------------------------------------------------------------------
   1,250,000      Brookhaven IDA (St. Joseph's College)                                 6.000         12/01/2020        1,297,950
---------------------------------------------------------------------------------------------------------------------------------
   2,425,000      Brookhaven IDA (Stony Brook Foundation)                               6.500         11/01/2020        2,475,974
---------------------------------------------------------------------------------------------------------------------------------
     515,000      Brookhaven IDA (United Baking Company)                                8.750         12/01/2011          563,256
---------------------------------------------------------------------------------------------------------------------------------
   3,230,000      Brookhaven IDA (United Baking Company)                                8.750         12/01/2030        3,515,726
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Canton Human Services Initiatives                                     5.700         09/01/2024        1,030,360
---------------------------------------------------------------------------------------------------------------------------------
   1,260,000      Canton Human Services Initiatives                                     5.750         09/01/2032        1,282,793
---------------------------------------------------------------------------------------------------------------------------------
     600,000      Capital District Youth Center                                         6.000         02/01/2017          631,878
---------------------------------------------------------------------------------------------------------------------------------
     500,000      Carnegie Redevelopment Corp. 2                                        7.000         09/01/2021          493,090
---------------------------------------------------------------------------------------------------------------------------------
     570,000      Cattaraugus County IDA
                  (Jamestown Community College)                                         6.400         07/01/2019          609,752
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Cattaraugus County IDA
                  (Jamestown Community College)                                         6.500         07/01/2030        1,055,110
---------------------------------------------------------------------------------------------------------------------------------
   4,295,000      Cattaraugus County IDA (Olean General Hospital)                       5.250         08/01/2023        4,324,807
---------------------------------------------------------------------------------------------------------------------------------
   1,465,000      Cattaraugus County IDA (St. Bonaventure University)                   5.450         09/15/2019        1,494,505
---------------------------------------------------------------------------------------------------------------------------------
   2,900,000      Chautauqua County IDA
                  (Jamestown Community College)                                         5.250         08/01/2028        2,900,145
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Chautauqua County IDA (Jamestown Devel. Corp.)                        7.125         11/01/2008        1,034,010
---------------------------------------------------------------------------------------------------------------------------------
   3,395,000      Chautauqua County IDA (Jamestown Devel. Corp.)                        7.125         11/01/2018        3,493,930
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Chemung County IDA (Arnot Ogden Medical Center)                       5.000         11/01/2029        2,387,525
---------------------------------------------------------------------------------------------------------------------------------
     915,000      Chemung County IDA (Arnot Ogden Medical Center)                       5.000         11/01/2029          873,834
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Chemung County IDA (Arnot Ogden Medical Center)                       5.000         11/01/2034          944,690
---------------------------------------------------------------------------------------------------------------------------------
   1,455,000      Chemung County IDA (Arnot Ogden Medical Center)                       5.000         11/01/2034        1,374,524
---------------------------------------------------------------------------------------------------------------------------------
   7,540,000      Chemung County IDA (St. Joseph's Hospital)                            6.000         01/01/2013        6,945,019
---------------------------------------------------------------------------------------------------------------------------------
   7,770,000      Chemung County IDA (St. Joseph's Hospital)                            6.350         01/01/2013        7,327,188
---------------------------------------------------------------------------------------------------------------------------------
   4,910,000      Chemung County IDA (St. Joseph's Hospital)                            6.500         01/01/2019        4,476,349
---------------------------------------------------------------------------------------------------------------------------------
   1,960,000      Clifton Springs Hospital & Clinic                                     7.650         01/01/2012        1,963,665
---------------------------------------------------------------------------------------------------------------------------------
   3,210,000      Clifton Springs Hospital & Clinic                                     8.000         01/01/2020        3,237,799
---------------------------------------------------------------------------------------------------------------------------------
      35,000      Cohoes GO                                                             6.200         03/15/2012           36,625
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Cohoes GO                                                             6.200         03/15/2013           26,001
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Cohoes GO                                                             6.250         03/15/2014           25,834
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Cohoes GO                                                             6.250         03/15/2015           25,740
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Cohoes GO                                                             6.250         03/15/2016           25,657
---------------------------------------------------------------------------------------------------------------------------------
     120,000      Columbia County IDA (Berkshire Farms)                                 6.900         12/15/2004          120,542
---------------------------------------------------------------------------------------------------------------------------------
   1,855,000      Columbia County IDA (Berkshire Farms)                                 7.500         12/15/2014        1,920,296
---------------------------------------------------------------------------------------------------------------------------------
   3,300,000      Corinth IDA (International Paper Company)                             5.750         02/01/2022        3,314,223
---------------------------------------------------------------------------------------------------------------------------------
   5,370,000      Cortland County IDA (Cortland Memorial Hospital)                      5.250         07/01/2032        5,327,147
---------------------------------------------------------------------------------------------------------------------------------
     120,000      Dutchess County IDA (Bard College)                                    5.750         08/01/2030          125,164
---------------------------------------------------------------------------------------------------------------------------------
   3,500,000      Dutchess County IDA (Bard College)                                    7.000         11/01/2017        3,583,545


                         12 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,000,000      Dutchess County IDA (St. Francis Hospital)                            7.500%        03/01/2029   $      969,860
---------------------------------------------------------------------------------------------------------------------------------
   2,505,000      Dutchess County IDA (Vassar Brothers Hospital)                        6.500         04/01/2020        2,676,442
---------------------------------------------------------------------------------------------------------------------------------
   5,615,000      Dutchess County IDA (Vassar Brothers Hospital)                        6.500         04/01/2030        5,932,416
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Dutchess County Water & Wastewater Authority                          0.000 1       06/01/2027          291,270
---------------------------------------------------------------------------------------------------------------------------------
   3,350,000      East Rochester Hsg. Authority (Episcopal Senior Hsg.)                 7.750         10/01/2032        3,245,179
---------------------------------------------------------------------------------------------------------------------------------
   1,355,000      East Rochester Hsg. Authority (Gates Senior Hsg.)                     6.125         04/20/2043        1,474,159
---------------------------------------------------------------------------------------------------------------------------------
   1,400,000      East Rochester Hsg. Authority
                  (Genesee Valley Nursing Home)                                         5.200         12/20/2024        1,427,566
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      East Rochester Hsg. Authority (Linden Knoll)                          5.350         02/01/2038        2,003,920
---------------------------------------------------------------------------------------------------------------------------------
   4,095,000      East Rochester Hsg. Authority (St. John's Meadows)                    5.950         08/01/2027        4,187,752
---------------------------------------------------------------------------------------------------------------------------------
   2,820,000      Erie County IDA (Affordable Hospitality) 2                            9.250         12/01/2015        2,728,406
---------------------------------------------------------------------------------------------------------------------------------
     675,000      Erie County IDA (Air Cargo)                                           8.250         10/01/2007          676,937
---------------------------------------------------------------------------------------------------------------------------------
   2,380,000      Erie County IDA (Air Cargo)                                           8.500         10/01/2015        2,397,493
---------------------------------------------------------------------------------------------------------------------------------
   1,750,000      Erie County IDA (DePaul Properties)                                   5.750         09/01/2028        1,319,973
---------------------------------------------------------------------------------------------------------------------------------
   3,055,000      Erie County IDA (DePaul Properties)                                   6.500         09/01/2018        2,787,046
---------------------------------------------------------------------------------------------------------------------------------
  11,310,000      Erie County IDA (Medaille College)                                    7.625         04/01/2035       11,065,478
---------------------------------------------------------------------------------------------------------------------------------
   3,515,000      Erie County IDA (Medaille College)                                    8.250         11/01/2026        3,563,331
---------------------------------------------------------------------------------------------------------------------------------
   2,340,000      Erie County IDA (Mercy Hospital)                                      6.250         06/01/2010        2,177,768
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Erie County IDA (The Episcopal Church Home)                           5.875         02/01/2018           25,140
---------------------------------------------------------------------------------------------------------------------------------
   9,500,000      Erie County IDA (The Episcopal Church Home)                           6.000         02/01/2028        9,501,615
---------------------------------------------------------------------------------------------------------------------------------
   1,525,000      Erie County Tobacco Asset Securitization Corp.                        6.000         07/15/2020        1,454,789
---------------------------------------------------------------------------------------------------------------------------------
     620,000      Erie County Tobacco Asset Securitization Corp.                        6.125         07/15/2030          570,276
---------------------------------------------------------------------------------------------------------------------------------
  10,175,000      Erie County Tobacco Asset Securitization Corp.                        6.250         07/15/2040        9,425,510
---------------------------------------------------------------------------------------------------------------------------------
      40,000      Erie County Tobacco Asset Securitization Corp.                        6.500         07/15/2032           38,577
---------------------------------------------------------------------------------------------------------------------------------
  10,120,000      Erie County Tobacco Asset Securitization Corp. RITES 2               11.063 7       07/15/2040        8,629,223
---------------------------------------------------------------------------------------------------------------------------------
  22,490,000      Erie County Tobacco Asset Securitization Corp. RITES 2               12.063 7       07/15/2040       22,337,293
---------------------------------------------------------------------------------------------------------------------------------
   4,440,000      Essex County IDA (International Paper Company)                        5.200         03/01/2028        4,134,084
---------------------------------------------------------------------------------------------------------------------------------
   1,850,000      Essex County IDA (International Paper Company)                        5.500         08/15/2022        1,809,411
---------------------------------------------------------------------------------------------------------------------------------
   1,625,000      Essex County IDA (International Paper Company)                        5.500         10/01/2026        1,557,481
---------------------------------------------------------------------------------------------------------------------------------
     310,000      Essex County IDA (International Paper Company)                        5.800         12/01/2019          318,801
---------------------------------------------------------------------------------------------------------------------------------
   2,300,000      Essex County IDA (International Paper Company)                        6.450         11/15/2023        2,420,221
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      Essex County IDA (Moses Ludington Nursing Home)                       6.375         02/01/2050        5,449,950
---------------------------------------------------------------------------------------------------------------------------------
     225,000      Essex County IDA (Moses Ludington Nursing Home)                       9.000         02/01/2008          225,205
---------------------------------------------------------------------------------------------------------------------------------
   5,680,000      Franklin County IDA (Adirondack Medical Center)                       5.500         12/01/2029        5,823,931
---------------------------------------------------------------------------------------------------------------------------------
     805,000      Fulton County IDA (Nathan Littauer)                                   7.000         11/01/2004          804,807
---------------------------------------------------------------------------------------------------------------------------------
     485,000      Glen Cove IDA (SLCD)                                                  6.875         07/01/2008          483,501
---------------------------------------------------------------------------------------------------------------------------------
   3,775,000      Glen Cove IDA (SLCD)                                                  7.375         07/01/2023        3,838,156
---------------------------------------------------------------------------------------------------------------------------------
   2,795,000      Green Island Power Authority                                          6.000         12/15/2020        2,870,381
---------------------------------------------------------------------------------------------------------------------------------
   1,695,000      Green Island Power Authority                                          6.000         12/15/2025        1,699,949
---------------------------------------------------------------------------------------------------------------------------------
     655,000      Hamilton EHC (Hamilton Apartments)                                   11.250         01/01/2015          667,098
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Hempstead IDA (Adelphi University)                                    5.500         06/01/2032        2,570,100


                         13 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,735,000      Hempstead IDA (Bristal Gardens)                                       7.500%        05/01/2046   $    3,639,571
---------------------------------------------------------------------------------------------------------------------------------
   5,175,000      Hempstead IDA (Bristal Gardens)                                       7.500         05/01/2046        5,203,100
---------------------------------------------------------------------------------------------------------------------------------
   5,175,000      Hempstead IDA (Bristal Gardens) 5                                     7.500         05/01/2046        5,203,100
---------------------------------------------------------------------------------------------------------------------------------
   7,250,000      Hempstead IDA (Bristal Gardens) 5                                     7.500         05/01/2046        7,289,368
---------------------------------------------------------------------------------------------------------------------------------
     375,000      Hempstead IDA (Dentaco Corp.)                                         7.250         11/01/2012          378,619
---------------------------------------------------------------------------------------------------------------------------------
   1,270,000      Hempstead IDA (Dentaco Corp.)                                         8.250         11/01/2025        1,303,757
---------------------------------------------------------------------------------------------------------------------------------
   4,695,000      Hempstead IDA (Engel Burman Senior Hsg.)                              6.250         11/01/2010        4,631,899
---------------------------------------------------------------------------------------------------------------------------------
  18,825,000      Hempstead IDA (Engel Burman Senior Hsg.)                              6.750         11/01/2024       18,296,018
---------------------------------------------------------------------------------------------------------------------------------
   2,965,000      Hempstead IDA (Franklin Hospital Medical Center)                      5.750         11/01/2008        2,893,810
---------------------------------------------------------------------------------------------------------------------------------
   9,375,000      Hempstead IDA (Franklin Hospital Medical Center)                      6.375         11/01/2018        8,857,031
---------------------------------------------------------------------------------------------------------------------------------
   9,665,000      Hempstead IDA (Franklin Hospital Medical Center)                      7.750         11/01/2022       10,129,210
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Hempstead IDA (Hungry Harbor Associates)                              8.000         05/01/2044        2,482,050
---------------------------------------------------------------------------------------------------------------------------------
   5,700,000      Hempstead IDA (Hungry Harbor Associates)                              8.000         05/01/2044        5,659,074
---------------------------------------------------------------------------------------------------------------------------------
   4,770,000      Hempstead IDA (Hungry Harbor Associates)                              8.000         05/01/2044        4,735,751
---------------------------------------------------------------------------------------------------------------------------------
  12,530,000      Hempstead IDA (Hungry Harbor Associates)                              8.000         05/01/2044       12,440,035
---------------------------------------------------------------------------------------------------------------------------------
   6,355,000      Hempstead IDA (South Shore Y JCC)                                     6.750         11/01/2024        6,212,203
---------------------------------------------------------------------------------------------------------------------------------
   9,835,000      Herkimer County IDA (Burrows Paper) 2                                 8.000         01/01/2009        9,583,617
---------------------------------------------------------------------------------------------------------------------------------
   1,285,000      Herkimer County IDA (College Foundation)                              6.400         11/01/2020        1,335,693
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Herkimer County IDA (College Foundation)                              6.500         11/01/2030        2,046,880
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Herkimer County IDA
                  (Herkimer County College Foundation)                                  6.250         08/01/2034        1,018,160
---------------------------------------------------------------------------------------------------------------------------------
     310,000      Herkimer Hsg. Authority                                               7.150         03/01/2011          311,531
---------------------------------------------------------------------------------------------------------------------------------
     990,000      Hudson IDA (Have, Inc.)                                               8.125         12/01/2017          980,763
---------------------------------------------------------------------------------------------------------------------------------
     125,000      Huntington Hsg. Authority (GJSR)                                      5.875         05/01/2019          121,084
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Huntington Hsg. Authority (GJSR)                                      6.000         05/01/2029          938,450
---------------------------------------------------------------------------------------------------------------------------------
   8,500,000      Huntington Hsg. Authority (GJSR)                                      6.000         05/01/2039        7,824,080
---------------------------------------------------------------------------------------------------------------------------------
     865,000      Islip IDA (Leeway School)                                             9.000         08/01/2021          866,142
---------------------------------------------------------------------------------------------------------------------------------
  19,550,000      Islip IDA (Southside Hospital Civic Facilities)                       7.750         12/01/2022       20,165,434
---------------------------------------------------------------------------------------------------------------------------------
   1,315,000      Islip Res Rec, Series E                                               5.750         07/01/2021        1,393,690
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Islip Res Rec, Series E                                               5.750         07/01/2023        1,046,920
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Kenmore Hsg. Authority (SUNY at Buffalo)                              5.500         08/01/2024        3,111,060
---------------------------------------------------------------------------------------------------------------------------------
   7,905,000      L.I. Power Authority RITES 2                                         16.515 7       12/01/2022        8,476,690
---------------------------------------------------------------------------------------------------------------------------------
  21,000,000      L.I. Power Authority RITES 2                                         16.516 7       12/01/2022       22,518,720
---------------------------------------------------------------------------------------------------------------------------------
   3,750,000      L.I. Power Authority RITES 2                                         16.985 7       12/01/2026        3,958,650
---------------------------------------------------------------------------------------------------------------------------------
   2,915,000      L.I. Power Authority RITES 2                                         17.045 7       09/01/2028        3,058,535
---------------------------------------------------------------------------------------------------------------------------------
  25,630,000      L.I. Power Authority, Series A                                        5.125         09/01/2029       25,342,175
---------------------------------------------------------------------------------------------------------------------------------
  44,530,000      L.I. Power Authority, Series A                                        5.375         09/01/2025       45,241,144
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      L.I. Power Authority, Series C                                        5.000         09/01/2027          971,600
---------------------------------------------------------------------------------------------------------------------------------
  86,300,000      L.I. Power Authority, Series L                                        5.375         05/01/2033       87,177,671
---------------------------------------------------------------------------------------------------------------------------------
      30,000      Lillian Cooper HDC, Series A                                          7.000         01/01/2022           30,041
---------------------------------------------------------------------------------------------------------------------------------
     100,000      Lowville GO                                                           7.200         09/15/2012          121,749


                         14 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    100,000      Lowville GO                                                           7.200%        09/15/2013   $      122,389
---------------------------------------------------------------------------------------------------------------------------------
     100,000      Lowville GO                                                           7.200         09/15/2014          123,329
---------------------------------------------------------------------------------------------------------------------------------
   3,830,000      Lyons Community Health Initiatives Corp. 5                            5.550         09/01/2024        3,841,452
---------------------------------------------------------------------------------------------------------------------------------
   4,450,000      Macleay Hsg. Corp. (Larchmont Woods)                                  8.500         01/01/2031        4,620,213
---------------------------------------------------------------------------------------------------------------------------------
   1,290,000      Madison County IDA (Oneida Healthcare Center)                         5.300         02/01/2021        1,321,850
---------------------------------------------------------------------------------------------------------------------------------
   5,500,000      Madison County IDA (Oneida Healthcare Center)                         5.350         02/01/2031        5,539,215
---------------------------------------------------------------------------------------------------------------------------------
      75,000      Middleton IDA (Flanagan Design & Display)                             7.000         11/01/2006           76,538
---------------------------------------------------------------------------------------------------------------------------------
     690,000      Middleton IDA (Flanagan Design & Display)                             7.500         11/01/2018          712,046
---------------------------------------------------------------------------------------------------------------------------------
   3,955,000      Middletown IDA (Southwinds Retirement Home)                           6.375         03/01/2018        3,596,914
---------------------------------------------------------------------------------------------------------------------------------
     440,000      Middletown IDA (YMCA)                                                 6.250         11/01/2009          414,128
---------------------------------------------------------------------------------------------------------------------------------
   1,255,000      Middletown IDA (YMCA)                                                 7.000         11/01/2019        1,120,853
---------------------------------------------------------------------------------------------------------------------------------
     285,000      Monroe County COP                                                     8.050         01/01/2011          296,414
---------------------------------------------------------------------------------------------------------------------------------
     780,000      Monroe County IDA (Canal Ponds)                                       7.000         06/15/2013          797,183
---------------------------------------------------------------------------------------------------------------------------------
   2,890,000      Monroe County IDA (Collegiate Hsg. Foundation-RIT)                    5.375         04/01/2029        2,771,481
---------------------------------------------------------------------------------------------------------------------------------
   1,479,758      Monroe County IDA (Cottrone Devel.)                                   9.500         12/01/2010        1,498,817
---------------------------------------------------------------------------------------------------------------------------------
     950,000      Monroe County IDA (Dayton Rogers Manufacturing)                       6.100         12/01/2009          899,650
---------------------------------------------------------------------------------------------------------------------------------
   2,545,000      Monroe County IDA (DePaul Community Facilities)                       5.875         02/01/2028        2,057,633
---------------------------------------------------------------------------------------------------------------------------------
   5,650,000      Monroe County IDA (DePaul Community Facilities)                       5.950         08/01/2028        4,835,779
---------------------------------------------------------------------------------------------------------------------------------
     880,000      Monroe County IDA (DePaul Community Facilities)                       6.450         02/01/2014          900,997
---------------------------------------------------------------------------------------------------------------------------------
   1,285,000      Monroe County IDA (DePaul Community Facilities)                       6.500         02/01/2024        1,312,717
---------------------------------------------------------------------------------------------------------------------------------
   4,485,000      Monroe County IDA (DePaul Properties)                                 6.150         09/01/2021        3,971,019
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Monroe County IDA
                  (Jewish Home of Rochester Senior Hsg.)                                6.875         04/01/2017        1,033,100
---------------------------------------------------------------------------------------------------------------------------------
   5,005,000      Monroe County IDA
                  (Jewish Home of Rochester Senior Hsg.)                                6.875         04/01/2027        5,149,895
---------------------------------------------------------------------------------------------------------------------------------
     275,000      Monroe County IDA (Machine Tool Research)                             7.750         12/01/2006          271,112
---------------------------------------------------------------------------------------------------------------------------------
     600,000      Monroe County IDA (Machine Tool Research)                             8.000         12/01/2011          571,752
---------------------------------------------------------------------------------------------------------------------------------
     300,000      Monroe County IDA (Machine Tool Research)                             8.500         12/01/2013          287,304
---------------------------------------------------------------------------------------------------------------------------------
     945,000      Monroe County IDA (Melles Griot)                                      9.500         12/01/2009          955,726
---------------------------------------------------------------------------------------------------------------------------------
   1,136,000      Monroe County IDA (Morrell/Morrell)                                   7.000         12/01/2007        1,136,341
---------------------------------------------------------------------------------------------------------------------------------
   4,330,000      Monroe County IDA (Piano Works)                                       7.625         11/01/2016        4,397,678
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Monroe County IDA (Southview Towers)                                  6.125         02/01/2020        1,081,260
---------------------------------------------------------------------------------------------------------------------------------
   1,465,000      Monroe County IDA (St. John Fisher College)                           5.200         06/01/2019        1,518,560
---------------------------------------------------------------------------------------------------------------------------------
   2,190,000      Monroe County IDA (St. John Fisher College)                           5.250         06/01/2026        2,207,739
---------------------------------------------------------------------------------------------------------------------------------
   3,075,000      Monroe County IDA (St. John Fisher College)                           5.375         06/01/2024        3,153,351
---------------------------------------------------------------------------------------------------------------------------------
   1,005,000      Monroe County IDA (Volunteers of America)                             5.700         08/01/2018          992,980
---------------------------------------------------------------------------------------------------------------------------------
   2,720,000      Monroe County IDA (Volunteers of America)                             5.750         08/01/2028        2,533,435
---------------------------------------------------------------------------------------------------------------------------------
      20,000      Monroe County IDA (West End Business)                                 6.750         12/01/2004           19,978
---------------------------------------------------------------------------------------------------------------------------------
      15,000      Monroe County IDA (West End Business)                                 6.750         12/01/2004           14,983
---------------------------------------------------------------------------------------------------------------------------------
      90,000      Monroe County IDA (West End Business)                                 6.750         12/01/2004           90,131
---------------------------------------------------------------------------------------------------------------------------------
     345,000      Monroe County IDA (West End Business)                                 8.000         12/01/2014          351,527
---------------------------------------------------------------------------------------------------------------------------------
     170,000      Monroe County IDA (West End Business)                                 8.000         12/01/2014          173,216


                         15 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    515,000      Monroe County IDA (West End Business)                                 8.000%        12/01/2014   $      524,744
---------------------------------------------------------------------------------------------------------------------------------
   1,375,000      Monroe County IDA (West End Business)                                 8.000         12/01/2014        1,401,015
---------------------------------------------------------------------------------------------------------------------------------
  12,000,000      Monroe County IDA (Woodlawn Village)                                  8.550         11/15/2032       12,974,280
---------------------------------------------------------------------------------------------------------------------------------
  16,185,000      Monroe County Tobacco Asset Securitization Corp.                      6.375         06/01/2035       15,330,108
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Monroe County Tobacco Asset Securitization Corp.
                  Fixed Receipts                                                        6.600         06/01/2042        2,930,700
---------------------------------------------------------------------------------------------------------------------------------
  15,000,000      Monroe County Tobacco Asset Securitization Corp.
                  RITES 2                                                              11.313 7       06/01/2035       13,415,400
---------------------------------------------------------------------------------------------------------------------------------
   6,870,000      Monroe County Tobacco Asset Securitization Corp.
                  RITES 2                                                              11.686 7       06/01/2042        6,552,537
---------------------------------------------------------------------------------------------------------------------------------
   9,000,000      Monroe County Tobacco Asset Securitization Corp.
                  RITES 2                                                              16.844 7       06/01/2042        8,376,210
---------------------------------------------------------------------------------------------------------------------------------
   2,160,000      Monroe Newpower Corp.                                                 5.500         01/01/2034        2,164,255
---------------------------------------------------------------------------------------------------------------------------------
     530,000      Monroe Newpower Corp.                                                 5.625         01/01/2026          534,600
---------------------------------------------------------------------------------------------------------------------------------
   5,860,000      Montgomery County IDA (ASMF) 2,3,4                                    7.250         01/15/2019          580,140
---------------------------------------------------------------------------------------------------------------------------------
     500,000      Mount Vernon IDA (Kings Court)                                        5.200         12/01/2033          482,680
---------------------------------------------------------------------------------------------------------------------------------
   3,275,000      Mount Vernon IDA (Macedonia Towers)                                   5.200         12/01/2033        3,161,554
---------------------------------------------------------------------------------------------------------------------------------
   2,295,000      Mount Vernon IDA (Meadowview)                                         6.150         06/01/2019        2,170,726
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Mount Vernon IDA (Meadowview)                                         6.200         06/01/2029        2,271,000
---------------------------------------------------------------------------------------------------------------------------------
  14,200,000      MTA RITES 2                                                          15.985 7       11/15/2025       14,447,648
---------------------------------------------------------------------------------------------------------------------------------
   1,910,000      MTA RITES 2                                                          15.985 7       11/15/2028        1,834,173
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000      MTA RITES 2                                                          15.985 7       11/15/2030        9,621,800
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      MTA RITES 2                                                          15.985 7       11/15/2030        4,810,900
---------------------------------------------------------------------------------------------------------------------------------
   2,890,000      MTA RITES 2                                                          15.985 7       11/15/2030        2,780,700
---------------------------------------------------------------------------------------------------------------------------------
   7,500,000      MTA RITES 2                                                          15.985 7       11/15/2031        7,167,450
---------------------------------------------------------------------------------------------------------------------------------
   2,125,000      MTA RITES 2                                                          15.985 7       11/15/2032        1,991,550
---------------------------------------------------------------------------------------------------------------------------------
   2,220,000      MTA Service Contract RITES 2                                         16.485 7       01/01/2024        2,283,714
---------------------------------------------------------------------------------------------------------------------------------
  20,000,000      MTA Service Contract, Series A                                        5.125         01/01/2024       20,143,600
---------------------------------------------------------------------------------------------------------------------------------
 136,525,000      MTA Service Contract, Series A                                        5.125         01/01/2029      135,021,860
---------------------------------------------------------------------------------------------------------------------------------
  20,000,000      MTA Service Contract, Series A                                        5.750         07/01/2031       21,402,400
---------------------------------------------------------------------------------------------------------------------------------
  33,275,000      MTA Service Contract, Series B                                        5.250         01/01/2031       33,523,564
---------------------------------------------------------------------------------------------------------------------------------
  15,000,000      MTA, Series A                                                         5.125         11/15/2031       14,977,200
---------------------------------------------------------------------------------------------------------------------------------
  20,000,000      MTA, Series B                                                         5.250         11/15/2032       20,006,000
---------------------------------------------------------------------------------------------------------------------------------
  34,730,000      MTA, Series E                                                         5.250         11/15/2031       34,602,888
---------------------------------------------------------------------------------------------------------------------------------
     802,824      Municipal Assistance Corp. for Troy, NY                               0.000 1       07/15/2021          344,596
---------------------------------------------------------------------------------------------------------------------------------
   1,218,573      Municipal Assistance Corp. for Troy, NY                               0.000 1       01/15/2022          504,160
---------------------------------------------------------------------------------------------------------------------------------
   1,195,000      Nassau County IDA (ALIA-ACDS)                                         7.500         06/01/2015        1,266,198
---------------------------------------------------------------------------------------------------------------------------------
   2,975,000      Nassau County IDA (ALIA-ACLD)                                         6.250         09/01/2022        2,966,878
---------------------------------------------------------------------------------------------------------------------------------
     250,000      Nassau County IDA (ALIA-ACLD)                                         7.125         06/01/2017          258,015
---------------------------------------------------------------------------------------------------------------------------------
     400,000      Nassau County IDA (ALIA-ACLD)                                         7.500         06/01/2015          423,832
---------------------------------------------------------------------------------------------------------------------------------
   6,495,000      Nassau County IDA (ALIA-CSMR)                                         7.000         11/01/2016        6,725,378
---------------------------------------------------------------------------------------------------------------------------------
   3,705,000      Nassau County IDA (ALIA-CSMR)                                         7.125         06/01/2017        3,848,384


                         16 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,995,000      Nassau County IDA (ALIA-CSMR)                                         7.500%        06/01/2015   $    2,113,862
---------------------------------------------------------------------------------------------------------------------------------
     365,000      Nassau County IDA (ALIA-FREE)                                         7.125         06/01/2012          379,483
---------------------------------------------------------------------------------------------------------------------------------
   2,465,000      Nassau County IDA (ALIA-FREE)                                         7.500         06/01/2015        2,611,865
---------------------------------------------------------------------------------------------------------------------------------
   4,030,000      Nassau County IDA (ALIA-FREE)                                         8.150         06/01/2030        4,289,532
---------------------------------------------------------------------------------------------------------------------------------
   6,550,000      Nassau County IDA (ALIA-FREE)                                         8.250         06/01/2032        6,905,665
---------------------------------------------------------------------------------------------------------------------------------
     995,000      Nassau County IDA (ALIA-HH)                                           7.125         06/01/2017        1,033,507
---------------------------------------------------------------------------------------------------------------------------------
     765,000      Nassau County IDA (ALIA-HHS)                                          7.125         06/01/2017          794,606
---------------------------------------------------------------------------------------------------------------------------------
     260,000      Nassau County IDA (ALIA-LVH)                                          7.500         06/01/2015          275,491
---------------------------------------------------------------------------------------------------------------------------------
     600,000      Nassau County IDA (CNGCS)                                             7.500         06/01/2030          635,748
---------------------------------------------------------------------------------------------------------------------------------
   2,245,000      Nassau County IDA (CNGCS)                                             8.150         06/01/2030        2,427,227
---------------------------------------------------------------------------------------------------------------------------------
     970,000      Nassau County IDA (Leo D. Bernstein & Sons)                           8.000         11/01/2010          889,073
---------------------------------------------------------------------------------------------------------------------------------
   6,060,000      Nassau County IDA (Leo D. Bernstein & Sons)                           8.875         11/01/2026        5,413,580
---------------------------------------------------------------------------------------------------------------------------------
   3,955,000      Nassau County IDA (Little Village School)                             7.500         12/01/2031        4,115,454
---------------------------------------------------------------------------------------------------------------------------------
     470,000      Nassau County IDA (Little Village School)                             7.500         12/01/2031          470,526
---------------------------------------------------------------------------------------------------------------------------------
   2,290,000      Nassau County IDA (North Shore CFGA)                                  6.750         05/01/2024        2,240,834
---------------------------------------------------------------------------------------------------------------------------------
   2,759,599      Nassau County IDA (Sharp International) 2,3,4                         7.375         12/01/2007          110,936
---------------------------------------------------------------------------------------------------------------------------------
   1,752,588      Nassau County IDA (Sharp International) 2,3,4                         7.375         12/01/2007           70,454
---------------------------------------------------------------------------------------------------------------------------------
   2,527,212      Nassau County IDA (Sharp International) 2,3,4                         7.875         12/01/2012          101,594
---------------------------------------------------------------------------------------------------------------------------------
   1,597,663      Nassau County IDA (Sharp International) 2,3,4                         7.875         12/01/2012           64,226
---------------------------------------------------------------------------------------------------------------------------------
   2,050,000      Nassau County IDA (United Cerebral Palsy)                             6.250         11/01/2014        1,964,372
---------------------------------------------------------------------------------------------------------------------------------
  24,530,000      Nassau County IDA (Westbury Senior Living)                            7.900         11/01/2031       23,807,101
---------------------------------------------------------------------------------------------------------------------------------
   4,375,000      Nassau County IFA RITES 2                                            16.565 7       11/15/2021        5,089,263
---------------------------------------------------------------------------------------------------------------------------------
     155,000      Nassau County Tobacco Settlement Corp.                                6.000         07/15/2017          153,669
---------------------------------------------------------------------------------------------------------------------------------
     100,000      Nassau County Tobacco Settlement Corp.                                6.250         07/15/2020           98,653
---------------------------------------------------------------------------------------------------------------------------------
      50,000      Nassau County Tobacco Settlement Corp.                                6.500         07/15/2027           49,591
---------------------------------------------------------------------------------------------------------------------------------
  17,730,000      Nassau County Tobacco Settlement Corp. RITES 2                       11.363 7       07/15/2033       17,336,749
---------------------------------------------------------------------------------------------------------------------------------
  10,535,000      Nassau County Tobacco Settlement Corp. RITES 2                       11.563 7       07/15/2027       10,362,858
---------------------------------------------------------------------------------------------------------------------------------
  17,590,000      Nassau County Tobacco Settlement Corp. RITES 2                       11.763 7       07/15/2039       17,701,169
---------------------------------------------------------------------------------------------------------------------------------
   7,155,000      Nassau IDA (EBS North Hills LLC)                                      7.800         05/01/2045        7,213,886
---------------------------------------------------------------------------------------------------------------------------------
   3,340,000      Nassau IDA (EBS North Hills LLC)                                      7.800         05/01/2045        3,225,071
---------------------------------------------------------------------------------------------------------------------------------
   4,290,000      Nassau IDA (EBS North Hills LLC)                                      7.800         05/01/2045        4,142,381
---------------------------------------------------------------------------------------------------------------------------------
   6,195,000      Nassau IDA (EBS North Hills LLC)                                      7.800         05/01/2045        6,053,382
---------------------------------------------------------------------------------------------------------------------------------
   4,775,000      Nassau IDA (EBS North Hills LLC)                                      7.800         05/01/2045        4,610,692
---------------------------------------------------------------------------------------------------------------------------------
   4,775,000      Nassau IDA (EBS North Hills LLC)                                      7.800         05/01/2045        4,638,340
---------------------------------------------------------------------------------------------------------------------------------
      20,000      New Hartford HDC (Village Point)                                      7.375         01/01/2024           20,030
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      New Hartford-Sunset Wood Funding Corp.                                5.500         02/01/2029        2,052,860
---------------------------------------------------------------------------------------------------------------------------------
  13,010,000      New Rochelle IDA (College of New Rochelle)                            5.250         07/01/2027       12,822,006
---------------------------------------------------------------------------------------------------------------------------------
   6,500,000      New Rochelle IDA (College of New Rochelle)                            5.500         07/01/2019        6,695,845
---------------------------------------------------------------------------------------------------------------------------------
   4,950,000      Newark-Wayne Community Hospital                                       5.875         01/15/2033        5,013,063
---------------------------------------------------------------------------------------------------------------------------------
   2,660,000      Newark-Wayne Community Hospital                                       7.600         09/01/2015        2,583,844
---------------------------------------------------------------------------------------------------------------------------------
   3,300,000      Niagara County IDA (American Ref-Fuel Company)                        5.550         11/15/2024        3,448,005


                         17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,500,000      Niagara County IDA (Niagara University)                               5.350%        11/01/2023   $    1,542,225
---------------------------------------------------------------------------------------------------------------------------------
   5,400,000      Niagara County IDA (Niagara University)                               5.400         11/01/2031        5,448,978
---------------------------------------------------------------------------------------------------------------------------------
   1,550,000      Niagara County IDA (Sevenson Hotel)                                   6.600         05/01/2007        1,549,768
---------------------------------------------------------------------------------------------------------------------------------
   6,500,000      Niagara County IDA (Solid Waste Disposal)                             5.625         11/15/2024        6,765,785
---------------------------------------------------------------------------------------------------------------------------------
     125,000      Niagara County Tobacco Asset Securitization Corp.                     5.375         05/15/2018          112,019
---------------------------------------------------------------------------------------------------------------------------------
   1,305,000      Niagara County Tobacco Asset Securitization Corp.                     6.250         05/15/2034        1,215,986
---------------------------------------------------------------------------------------------------------------------------------
   5,915,000      Niagara County Tobacco Asset Securitization Corp.                     6.250         05/15/2040        5,483,146
---------------------------------------------------------------------------------------------------------------------------------
   1,700,000      Niagara Falls CSD COP (High School Facility)                          5.375         06/15/2028        1,661,886
---------------------------------------------------------------------------------------------------------------------------------
     750,000      Niagara Falls CSD COP (High School Facility)                          6.625         06/15/2028          795,233
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Niagara Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                               5.625         04/01/2029           25,624
---------------------------------------------------------------------------------------------------------------------------------
     715,000      North Babylon Volunteer Fire Company                                  5.750         08/01/2022          752,030
---------------------------------------------------------------------------------------------------------------------------------
   1,555,000      North Country Devel. Authority (Clarkson University)                  5.500         07/01/2019        1,621,150
---------------------------------------------------------------------------------------------------------------------------------
   3,145,000      North Country Devel. Authority (Clarkson University)                  5.500         07/01/2029        3,197,018
---------------------------------------------------------------------------------------------------------------------------------
     485,000      North Tonawanda HDC (Bishop Gibbons Associates)                       6.800         12/15/2007          508,712
---------------------------------------------------------------------------------------------------------------------------------
   3,295,000      North Tonawanda HDC (Bishop Gibbons Associates)                       7.375         12/15/2021        3,534,481
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Nunda GO                                                              8.000         05/01/2010           29,916
---------------------------------------------------------------------------------------------------------------------------------
     615,000      NY Counties Tobacco Trust I (TASC)                                    6.500         06/01/2035          592,405
---------------------------------------------------------------------------------------------------------------------------------
      55,000      NY Counties Tobacco Trust I (TASC)                                    6.625         06/01/2042           53,729
---------------------------------------------------------------------------------------------------------------------------------
   3,975,000      NY Counties Tobacco Trust I (TASC) Fixed Receipts 2                   6.225         06/01/2028        3,765,239
---------------------------------------------------------------------------------------------------------------------------------
  11,915,000      NY Counties Tobacco Trust I (TASC) RITES 2                           15.715 7       06/01/2028       10,028,617
---------------------------------------------------------------------------------------------------------------------------------
  29,525,000      NY Counties Tobacco Trust I RITES 2                                  11.341 7       06/01/2042       28,160,650
---------------------------------------------------------------------------------------------------------------------------------
   9,105,000      NY Counties Tobacco Trust I RITES 2                                  11.563 7       06/01/2035        8,436,056
---------------------------------------------------------------------------------------------------------------------------------
     870,000      NY Counties Tobacco Trust II (TASC)                                   5.250         06/01/2025          765,939
---------------------------------------------------------------------------------------------------------------------------------
     150,000      NY Counties Tobacco Trust II (TASC)                                   5.500         06/01/2011          148,761
---------------------------------------------------------------------------------------------------------------------------------
  29,780,000      NY Counties Tobacco Trust II (TASC)                                   5.625         06/01/2035       25,166,185
---------------------------------------------------------------------------------------------------------------------------------
  53,565,000      NY Counties Tobacco Trust II (TASC) 2                                 5.750         06/01/2043       45,680,232
---------------------------------------------------------------------------------------------------------------------------------
     200,000      NYC GO                                                                0.000 1       05/15/2012          143,560
---------------------------------------------------------------------------------------------------------------------------------
      40,000      NYC GO                                                                0.000 1       10/01/2012           28,190
---------------------------------------------------------------------------------------------------------------------------------
   2,610,000      NYC GO                                                                5.000         09/15/2028        2,530,682
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYC GO                                                                5.250         10/15/2021        5,123,350
---------------------------------------------------------------------------------------------------------------------------------
   1,015,000      NYC GO                                                                5.250         08/15/2023        1,025,789
---------------------------------------------------------------------------------------------------------------------------------
     500,000      NYC GO                                                                5.250         08/01/2024          503,945
---------------------------------------------------------------------------------------------------------------------------------
  33,420,000      NYC GO                                                                5.250         06/01/2027       33,506,558
---------------------------------------------------------------------------------------------------------------------------------
   4,400,000      NYC GO                                                                5.250         06/01/2028        4,409,416
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC GO                                                                5.250         09/15/2033        1,000,280
---------------------------------------------------------------------------------------------------------------------------------
  20,825,000      NYC GO                                                                5.375         12/01/2026       21,103,639
---------------------------------------------------------------------------------------------------------------------------------
     500,000      NYC GO                                                                5.375         08/01/2027          505,505
---------------------------------------------------------------------------------------------------------------------------------
   1,115,000      NYC GO                                                                5.375         03/15/2028        1,129,495
---------------------------------------------------------------------------------------------------------------------------------
  55,765,000      NYC GO                                                                5.375         06/01/2032       56,407,413
---------------------------------------------------------------------------------------------------------------------------------
  11,500,000      NYC GO                                                                5.500         08/01/2020       12,170,910


                         18 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 11,860,000      NYC GO                                                                5.500%        08/01/2021   $   12,505,184
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000      NYC GO                                                                5.500         06/01/2022        4,196,600
---------------------------------------------------------------------------------------------------------------------------------
  14,325,000      NYC GO                                                                5.500         08/01/2022       15,039,674
---------------------------------------------------------------------------------------------------------------------------------
   1,955,000      NYC GO                                                                5.500         06/01/2023        2,046,768
---------------------------------------------------------------------------------------------------------------------------------
   1,255,000      NYC GO                                                                5.500         06/01/2028        1,295,649
---------------------------------------------------------------------------------------------------------------------------------
   6,910,000      NYC GO                                                                5.500         12/01/2031        7,115,227
---------------------------------------------------------------------------------------------------------------------------------
   7,075,000      NYC GO                                                                5.500         11/15/2037        7,218,127
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYC GO                                                                5.625         03/15/2019        5,280,900
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYC GO                                                                5.750         02/01/2020           26,810
---------------------------------------------------------------------------------------------------------------------------------
      20,000      NYC GO                                                                5.750         02/01/2020           21,114
---------------------------------------------------------------------------------------------------------------------------------
   1,500,000      NYC GO                                                                5.750         03/01/2020        1,615,965
---------------------------------------------------------------------------------------------------------------------------------
       5,000      NYC GO                                                                5.950         08/01/2014            5,481
---------------------------------------------------------------------------------------------------------------------------------
  25,255,000      NYC GO                                                                6.000         01/15/2021       27,682,006
---------------------------------------------------------------------------------------------------------------------------------
     335,000      NYC GO                                                                6.350         05/15/2014          371,187
---------------------------------------------------------------------------------------------------------------------------------
     397,000      NYC GO                                                                6.500         08/01/2014          421,737
---------------------------------------------------------------------------------------------------------------------------------
       5,000      NYC GO                                                                7.000         02/01/2010            5,021
---------------------------------------------------------------------------------------------------------------------------------
       5,000      NYC GO                                                                7.250         08/15/2024            5,019
---------------------------------------------------------------------------------------------------------------------------------
      15,000      NYC GO                                                                7.750         08/15/2028           15,095
---------------------------------------------------------------------------------------------------------------------------------
     100,000      NYC GO DIAMONDS                                                       0.000 8       08/01/2025           85,341
---------------------------------------------------------------------------------------------------------------------------------
     837,000      NYC GO RIBS                                                          10.570 7       09/01/2011          843,512
---------------------------------------------------------------------------------------------------------------------------------
     837,000      NYC GO RIBS                                                          10.590 7       08/12/2010          843,462
---------------------------------------------------------------------------------------------------------------------------------
     329,864      NYC HDC (Albert Einstein Staff Hsg.)                                  6.500         12/15/2017          346,536
---------------------------------------------------------------------------------------------------------------------------------
   1,265,040      NYC HDC (Atlantic Plaza Towers)                                       7.034         02/15/2019        1,330,619
---------------------------------------------------------------------------------------------------------------------------------
   1,045,000      NYC HDC (Barclay Avenue)                                              6.450         04/01/2017        1,082,484
---------------------------------------------------------------------------------------------------------------------------------
   4,055,000      NYC HDC (Barclay Avenue)                                              6.600         04/01/2033        4,173,933
---------------------------------------------------------------------------------------------------------------------------------
     311,564      NYC HDC (Bay Towers)                                                  6.500         08/15/2017          327,663
---------------------------------------------------------------------------------------------------------------------------------
   2,330,875      NYC HDC (Boulevard Towers)                                            6.500         08/15/2017        2,450,962
---------------------------------------------------------------------------------------------------------------------------------
     395,840      NYC HDC (Bridgeview III)                                              6.500         12/15/2017          416,293
---------------------------------------------------------------------------------------------------------------------------------
     424,569      NYC HDC (Cadman Plaza North)                                          7.000         12/15/2018          446,175
---------------------------------------------------------------------------------------------------------------------------------
   1,104,105      NYC HDC (Cadman Towers)                                               6.500         11/15/2018        1,161,099
---------------------------------------------------------------------------------------------------------------------------------
     157,994      NYC HDC (Candia House)                                                6.500         06/15/2018          166,126
---------------------------------------------------------------------------------------------------------------------------------
   3,013,365      NYC HDC (Clinton Towers)                                              6.500         07/15/2017        3,168,614
---------------------------------------------------------------------------------------------------------------------------------
     260,718      NYC HDC (Contello III)                                                7.000         12/15/2018          274,225
---------------------------------------------------------------------------------------------------------------------------------
   1,233,491      NYC HDC (Cooper Gramercy)                                             6.500         08/15/2017        1,297,041
---------------------------------------------------------------------------------------------------------------------------------
     941,143      NYC HDC (Court Plaza)                                                 6.500         08/15/2017          989,772
---------------------------------------------------------------------------------------------------------------------------------
   1,468,479      NYC HDC (Crown Gardens)                                               7.250         01/15/2019        1,545,089
---------------------------------------------------------------------------------------------------------------------------------
   3,057,863      NYC HDC (East Midtown Plaza)                                          6.500         11/15/2018        3,215,710
---------------------------------------------------------------------------------------------------------------------------------
   2,954,758      NYC HDC (Esplanade Gardens)                                           7.000         01/15/2019        3,108,375
---------------------------------------------------------------------------------------------------------------------------------
      70,864      NYC HDC (Essex Terrace)                                               6.500         07/15/2018           74,511
---------------------------------------------------------------------------------------------------------------------------------
     424,995      NYC HDC (Forest Park Crescent)                                        6.500         12/15/2017          446,890
---------------------------------------------------------------------------------------------------------------------------------
   1,410,576      NYC HDC (Gouverneur Gardens)                                          7.034         02/15/2019        1,483,940


                         19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    976,744      NYC HDC (Janel Towers)                                                6.500%        09/15/2017   $    1,027,212
---------------------------------------------------------------------------------------------------------------------------------
     341,690      NYC HDC (Kingsbridge Arms)                                            6.500         08/15/2017          359,345
---------------------------------------------------------------------------------------------------------------------------------
     195,591      NYC HDC (Kingsbridge Arms)                                            6.500         11/15/2018          205,658
---------------------------------------------------------------------------------------------------------------------------------
   1,496,933      NYC HDC (Lincoln-Amsterdam)                                           7.250         11/15/2018        1,573,142
---------------------------------------------------------------------------------------------------------------------------------
   2,249,723      NYC HDC (Montefiore Hospital Hsg. Sec. II)                            6.500         10/15/2017        2,365,628
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      NYC HDC (Multifamily Hsg.), Series A                                  5.500         11/01/2034        3,042,630
---------------------------------------------------------------------------------------------------------------------------------
  10,470,000      NYC HDC (Multifamily Hsg.), Series A                                  5.600         11/01/2042       10,677,201
---------------------------------------------------------------------------------------------------------------------------------
   9,880,000      NYC HDC (Multifamily Hsg.), Series A                                  6.600         04/01/2030        9,907,368
---------------------------------------------------------------------------------------------------------------------------------
     775,000      NYC HDC (Multifamily Hsg.), Series C                                  5.700         05/01/2031          790,144
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC HDC (Multifamily Hsg.), Series E                                  5.200         11/01/2033          994,410
---------------------------------------------------------------------------------------------------------------------------------
   2,155,000      NYC HDC (Multifamily Hsg.), Series F                                  5.200         11/01/2032        2,146,294
---------------------------------------------------------------------------------------------------------------------------------
     748,486      NYC HDC (New Amsterdam House)                                         6.500         08/15/2018          787,123
---------------------------------------------------------------------------------------------------------------------------------
     765,121      NYC HDC (New Amsterdam House)                                         6.500         08/15/2018          766,590
---------------------------------------------------------------------------------------------------------------------------------
     921,334      NYC HDC (Riverbend)                                                   6.500         11/15/2018          968,893
---------------------------------------------------------------------------------------------------------------------------------
   5,761,006      NYC HDC (Riverside Park Community)                                    7.250         11/15/2018        6,067,377
---------------------------------------------------------------------------------------------------------------------------------
     403,522      NYC HDC (RNA House)                                                   7.000         12/15/2018          424,497
---------------------------------------------------------------------------------------------------------------------------------
     570,340      NYC HDC (Robert Fulton Terrace)                                       6.500         12/15/2017          599,809
---------------------------------------------------------------------------------------------------------------------------------
     210,612      NYC HDC (Rosalie Manning Apartments)                                  7.034         11/15/2018          221,530
---------------------------------------------------------------------------------------------------------------------------------
     560,774      NYC HDC (Scott Tower)                                                 7.000         12/15/2018          589,828
---------------------------------------------------------------------------------------------------------------------------------
     767,705      NYC HDC (Seaview Towers)                                              6.500         01/15/2018          807,219
---------------------------------------------------------------------------------------------------------------------------------
     316,959      NYC HDC (St. Martin Tower)                                            6.500         11/15/2018          333,320
---------------------------------------------------------------------------------------------------------------------------------
   1,466,141      NYC HDC (Stevenson Commons)                                           6.500         05/15/2018        1,541,603
---------------------------------------------------------------------------------------------------------------------------------
     418,132      NYC HDC (Strycker's Bay Apartments)                                   7.034         11/15/2018          422,548
---------------------------------------------------------------------------------------------------------------------------------
   1,461,224      NYC HDC (Tivoli Towers)                                               6.500         01/15/2018        1,535,863
---------------------------------------------------------------------------------------------------------------------------------
     198,493      NYC HDC (Town House West)                                             6.500         01/15/2018          208,610
---------------------------------------------------------------------------------------------------------------------------------
     305,993      NYC HDC (Tri-Faith House)                                             7.000         01/15/2019          321,849
---------------------------------------------------------------------------------------------------------------------------------
   1,285,775      NYC HDC (University River View)                                       6.500         08/15/2017        1,352,211
---------------------------------------------------------------------------------------------------------------------------------
     389,940      NYC HDC (Washington Square Southeast)                                 7.000         01/15/2019          409,886
---------------------------------------------------------------------------------------------------------------------------------
     350,675      NYC HDC (West Side Manor)                                             6.500         11/15/2018          368,725
---------------------------------------------------------------------------------------------------------------------------------
   3,443,597      NYC HDC (West Village)                                                6.500         11/15/2013        3,621,597
---------------------------------------------------------------------------------------------------------------------------------
     220,863      NYC HDC (Westview Apartments)                                         6.500         10/15/2017          232,275
---------------------------------------------------------------------------------------------------------------------------------
     520,939      NYC HDC (Woodstock Terrace)                                           7.034         02/15/2019          547,949
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC Health & Hospital Corp.                                           5.375         02/15/2026          988,600
---------------------------------------------------------------------------------------------------------------------------------
   5,875,000      NYC Health & Hospital Corp. RITES 2                                  16.045 7       02/15/2020        6,241,835
---------------------------------------------------------------------------------------------------------------------------------
   1,275,000      NYC IDA (A Very Special Place)                                        5.750         01/01/2029        1,018,088
---------------------------------------------------------------------------------------------------------------------------------
     465,000      NYC IDA (A-Lite Vertical Products)                                    6.750         11/01/2009          454,830
---------------------------------------------------------------------------------------------------------------------------------
   1,330,000      NYC IDA (A-Lite Vertical Products)                                    7.500         11/01/2019        1,288,305
---------------------------------------------------------------------------------------------------------------------------------
   3,600,000      NYC IDA (Acme Architectural Products)                                 6.375         11/01/2019        3,193,524
---------------------------------------------------------------------------------------------------------------------------------
  29,615,000      NYC IDA (Airis JFK I/JFK International Airport)                       5.500         07/01/2028       28,250,341
---------------------------------------------------------------------------------------------------------------------------------
  20,745,000      NYC IDA (Airis JFK I/JFK International Airport)                       6.000         07/01/2027       20,377,191
---------------------------------------------------------------------------------------------------------------------------------
   1,035,000      NYC IDA (ALA Realty)                                                  7.500         12/01/2010        1,057,615


                         20 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,450,000      NYC IDA (ALA Realty)                                                  8.375%        12/01/2015   $    1,514,612
---------------------------------------------------------------------------------------------------------------------------------
     355,000      NYC IDA (Allied Metal)                                                6.375         12/01/2014          347,304
---------------------------------------------------------------------------------------------------------------------------------
     940,000      NYC IDA (Allied Metal)                                                7.125         12/01/2027          925,731
---------------------------------------------------------------------------------------------------------------------------------
   3,335,000      NYC IDA (Amboy Properties)                                            6.750         06/01/2020        3,082,807
---------------------------------------------------------------------------------------------------------------------------------
   2,595,000      NYC IDA (American Airlines)                                           5.400         07/01/2019        1,552,511
---------------------------------------------------------------------------------------------------------------------------------
  29,935,000      NYC IDA (American Airlines)                                           5.400         07/01/2020       17,707,750
---------------------------------------------------------------------------------------------------------------------------------
  38,410,000      NYC IDA (American Airlines)                                           6.900         08/01/2024       24,020,846
---------------------------------------------------------------------------------------------------------------------------------
 331,800,000      NYC IDA (American Airlines)                                           8.500         08/01/2028      251,617,212
---------------------------------------------------------------------------------------------------------------------------------
     915,000      NYC IDA (Atlantic Paste & Glue Company)                               6.000         11/01/2007          909,336
---------------------------------------------------------------------------------------------------------------------------------
   4,620,000      NYC IDA (Atlantic Paste & Glue Company)                               6.625         11/01/2019        4,611,083
---------------------------------------------------------------------------------------------------------------------------------
   1,160,000      NYC IDA (Atlantic Veal & Lamb)                                        8.375         12/01/2016        1,200,101
---------------------------------------------------------------------------------------------------------------------------------
     670,000      NYC IDA (Baco Enterprises)                                            7.500         11/01/2011          666,416
---------------------------------------------------------------------------------------------------------------------------------
   1,685,000      NYC IDA (Baco Enterprises)                                            8.500         11/01/2021        1,670,560
---------------------------------------------------------------------------------------------------------------------------------
     290,000      NYC IDA (Bark Frameworks)                                             6.000         11/01/2007          279,119
---------------------------------------------------------------------------------------------------------------------------------
   1,500,000      NYC IDA (Bark Frameworks)                                             6.750         11/01/2019        1,367,790
---------------------------------------------------------------------------------------------------------------------------------
  11,115,000      NYC IDA (Berkeley Carroll School)                                     6.100         11/01/2028        9,913,913
---------------------------------------------------------------------------------------------------------------------------------
   5,500,000      NYC IDA (Beth Abraham Health Services)                                6.500         02/15/2022        5,549,775
---------------------------------------------------------------------------------------------------------------------------------
   1,035,000      NYC IDA (Beth Abraham Health Services)                                6.500         11/15/2027        1,044,905
---------------------------------------------------------------------------------------------------------------------------------
   4,220,000      NYC IDA (Beth Abraham Health Services)                                6.500         11/15/2034        4,258,908
---------------------------------------------------------------------------------------------------------------------------------
  28,680,000      NYC IDA (British Airways)                                             5.250         12/01/2032       20,439,949
---------------------------------------------------------------------------------------------------------------------------------
  10,715,000      NYC IDA (British Airways)                                             7.625         12/01/2032       10,673,212
---------------------------------------------------------------------------------------------------------------------------------
  72,320,000      NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                    5.650         10/01/2028       64,033,574
---------------------------------------------------------------------------------------------------------------------------------
 137,735,000      NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                    5.750         10/01/2036      122,081,417
---------------------------------------------------------------------------------------------------------------------------------
   7,800,000      NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                    6.200         10/01/2022        7,627,542
---------------------------------------------------------------------------------------------------------------------------------
  16,205,000      NYC IDA (Calhoun School)                                              6.625         12/01/2034       15,760,335
---------------------------------------------------------------------------------------------------------------------------------
     345,000      NYC IDA (Cellini Furniture Crafters) 2                                6.625         11/01/2009          317,845
---------------------------------------------------------------------------------------------------------------------------------
     885,000      NYC IDA (Cellini Furniture Crafters) 2                                7.125         11/01/2019          796,854
---------------------------------------------------------------------------------------------------------------------------------
   2,235,000      NYC IDA (Chardan Corp.)                                               7.750         11/01/2020        2,166,363
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYC IDA (College of Aeronautics)                                      5.450         05/01/2018        2,527,050
---------------------------------------------------------------------------------------------------------------------------------
   9,600,000      NYC IDA (College of Aeronautics)                                      5.500         05/01/2028        9,307,968
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYC IDA (College of New Rochelle)                                     5.750         09/01/2017        2,619,625
---------------------------------------------------------------------------------------------------------------------------------
   2,900,000      NYC IDA (College of New Rochelle)                                     5.800         09/01/2026        2,981,316
---------------------------------------------------------------------------------------------------------------------------------
   2,715,000      NYC IDA (Community Hospital of Brooklyn)                              6.875         11/01/2010        2,608,708
---------------------------------------------------------------------------------------------------------------------------------
   3,975,000      NYC IDA (Comprehensive Care Management)                               6.375         11/01/2028        3,871,610
---------------------------------------------------------------------------------------------------------------------------------
   1,575,000      NYC IDA (Comprehensive Care Management)                               6.375         11/01/2028        1,534,050
---------------------------------------------------------------------------------------------------------------------------------
   1,770,000      NYC IDA (Comprehensive Care Management)                               7.875         12/01/2016        1,884,731
---------------------------------------------------------------------------------------------------------------------------------
   1,380,000      NYC IDA (Comprehensive Care Management)                               8.000         12/01/2011        1,423,401
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC IDA (Continental Airlines)                                        7.250         11/01/2008          943,910
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NYC IDA (Continental Airlines)                                        8.375         11/01/2016        1,897,640
---------------------------------------------------------------------------------------------------------------------------------
     715,000      NYC IDA (Dioni)                                                       6.000         11/01/2007          706,892
---------------------------------------------------------------------------------------------------------------------------------
   3,600,000      NYC IDA (Dioni)                                                       6.625         11/01/2019        3,567,312


                         21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    900,000      NYC IDA (Display Creations)                                           7.000%        06/01/2008   $      909,369
---------------------------------------------------------------------------------------------------------------------------------
   2,505,000      NYC IDA (Eden II School)                                              8.750         06/01/2019        2,549,063
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC IDA (Eger Harbor House)                                           5.875         05/20/2044        1,078,810
---------------------------------------------------------------------------------------------------------------------------------
     720,000      NYC IDA (Excel Paint Applicators) 2                                   8.250         11/01/2010          702,252
---------------------------------------------------------------------------------------------------------------------------------
   4,825,000      NYC IDA (Excel Paint Applicators) 2                                   8.625         11/01/2026        4,611,060
---------------------------------------------------------------------------------------------------------------------------------
   7,315,000      NYC IDA (Friends Seminary School)                                     7.125         09/15/2031        7,749,218
---------------------------------------------------------------------------------------------------------------------------------
   3,280,000      NYC IDA (Gabrielli Truck Sales)                                       8.125         12/01/2017        3,468,830
---------------------------------------------------------------------------------------------------------------------------------
   2,265,000      NYC IDA (Gateway School of NY)                                        6.500         11/01/2019        2,323,278
---------------------------------------------------------------------------------------------------------------------------------
   8,000,000      NYC IDA (General Motors Corp.)                                        5.125         12/30/2023        7,593,440
---------------------------------------------------------------------------------------------------------------------------------
   2,175,000      NYC IDA (Good Shepherd Services)                                      5.875         06/01/2014        2,172,934
---------------------------------------------------------------------------------------------------------------------------------
   1,155,000      NYC IDA (Graphic Artists)                                             8.250         12/30/2023        1,168,271
---------------------------------------------------------------------------------------------------------------------------------
     405,000      NYC IDA (Herbert G. Birch Childhood Project)                          7.375         02/01/2009          404,000
---------------------------------------------------------------------------------------------------------------------------------
   2,195,000      NYC IDA (Herbert G. Birch Childhood Project)                          8.375         02/01/2022        2,272,045
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC IDA (Institute of International Education)                        5.250         09/01/2021        1,026,040
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      NYC IDA (Institute of International Education)                        5.250         09/01/2031        3,023,820
---------------------------------------------------------------------------------------------------------------------------------
   1,605,000      NYC IDA (Julia Gray)                                                  7.500         11/01/2020        1,609,687
---------------------------------------------------------------------------------------------------------------------------------
     890,000      NYC IDA (Just Bagels Manufacturing)                                   8.500         11/01/2016          898,517
---------------------------------------------------------------------------------------------------------------------------------
   1,050,000      NYC IDA (Just Bagels Manufacturing)                                   8.750         11/01/2026        1,059,944
---------------------------------------------------------------------------------------------------------------------------------
   1,675,000      NYC IDA (Koenig Iron Works)                                           8.375         12/01/2025        1,768,515
---------------------------------------------------------------------------------------------------------------------------------
   1,495,000      NYC IDA (L&M Optical Disc)                                            7.125         11/01/2010        1,510,982
---------------------------------------------------------------------------------------------------------------------------------
   3,025,000      NYC IDA (Little Red Schoolhouse)                                      6.750         11/01/2018        3,026,694
---------------------------------------------------------------------------------------------------------------------------------
     545,000      NYC IDA (Lucky Polyethylene Manufacturing Company)                    7.000         11/01/2009          507,248
---------------------------------------------------------------------------------------------------------------------------------
   2,995,000      NYC IDA (Lucky Polyethylene Manufacturing Company)                    7.800         11/01/2024        2,635,360
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NYC IDA (Lycee Francais De New York)                                  5.375         06/01/2023        1,966,120
---------------------------------------------------------------------------------------------------------------------------------
  23,000,000      NYC IDA (Magen David Yeshivah)                                        5.700         06/15/2027       23,359,030
---------------------------------------------------------------------------------------------------------------------------------
     680,000      NYC IDA (Marymount School of NY)                                      5.125         09/01/2021          669,276
---------------------------------------------------------------------------------------------------------------------------------
   3,875,000      NYC IDA (Marymount School of NY)                                      5.250         09/01/2031        3,746,854
---------------------------------------------------------------------------------------------------------------------------------
  19,335,000      NYC IDA (MediSys Health Network)                                      6.250         03/15/2024       17,181,274
---------------------------------------------------------------------------------------------------------------------------------
   1,915,000      NYC IDA (Mesorah Publications)                                        6.450         02/01/2011        1,906,593
---------------------------------------------------------------------------------------------------------------------------------
   4,790,000      NYC IDA (Mesorah Publications)                                        6.950         02/01/2021        4,607,022
---------------------------------------------------------------------------------------------------------------------------------
   2,275,000      NYC IDA (Morrisons Pastry)                                            6.500         11/01/2019        2,199,447
---------------------------------------------------------------------------------------------------------------------------------
  17,255,000      NYC IDA (Northwest Airlines)                                          6.000         06/01/2027       12,292,117
---------------------------------------------------------------------------------------------------------------------------------
   4,400,000      NYC IDA (NY Hostel Company)                                           7.600         01/01/2017        4,497,944
---------------------------------------------------------------------------------------------------------------------------------
     470,000      NYC IDA (NY Vanities & Manufacturing)                                 7.000         11/01/2009          448,568
---------------------------------------------------------------------------------------------------------------------------------
   1,405,000      NYC IDA (NY Vanities & Manufacturing)                                 7.500         11/01/2019        1,332,474
---------------------------------------------------------------------------------------------------------------------------------
     715,000      NYC IDA (NYC Outward Bound Center)                                    7.250         11/01/2010          722,708
---------------------------------------------------------------------------------------------------------------------------------
     545,000      NYC IDA (Paradise Products)                                           7.125         11/01/2007          552,995
---------------------------------------------------------------------------------------------------------------------------------
   4,475,000      NYC IDA (Paradise Products)                                           8.250         11/01/2022        4,658,923
---------------------------------------------------------------------------------------------------------------------------------
     875,000      NYC IDA (Petrocelli Electric)                                         7.250         11/01/2007          894,670
---------------------------------------------------------------------------------------------------------------------------------
     265,000      NYC IDA (Petrocelli Electric)                                         7.250         11/01/2008          270,788
---------------------------------------------------------------------------------------------------------------------------------
   3,780,000      NYC IDA (Petrocelli Electric)                                         8.000         11/01/2017        3,895,101


                         22 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    940,000      NYC IDA (Petrocelli Electric)                                         8.000%        11/01/2018   $      974,423
---------------------------------------------------------------------------------------------------------------------------------
     620,000      NYC IDA (Polytechnic University)                                      6.000         11/01/2020          557,082
---------------------------------------------------------------------------------------------------------------------------------
  18,450,000      NYC IDA (Polytechnic University)                                      6.125         11/01/2030       16,110,909
---------------------------------------------------------------------------------------------------------------------------------
     180,000      NYC IDA (Pop Display)                                                 6.750         12/30/2014          179,852
---------------------------------------------------------------------------------------------------------------------------------
   2,645,000      NYC IDA (Pop Display)                                                 7.900         12/30/2014        2,649,576
---------------------------------------------------------------------------------------------------------------------------------
   2,240,000      NYC IDA (Precision Gear)                                              6.375         11/01/2024        2,180,058
---------------------------------------------------------------------------------------------------------------------------------
   1,910,000      NYC IDA (Precision Gear)                                              6.375         11/01/2024        1,837,172
---------------------------------------------------------------------------------------------------------------------------------
     930,000      NYC IDA (Precision Gear)                                              7.625         11/01/2024          965,247
---------------------------------------------------------------------------------------------------------------------------------
     815,000      NYC IDA (PRFF)                                                        7.000         10/01/2016          816,948
---------------------------------------------------------------------------------------------------------------------------------
   4,100,000      NYC IDA (PSCH)                                                        6.375         07/01/2033        4,262,811
---------------------------------------------------------------------------------------------------------------------------------
     445,000      NYC IDA (Psycho Therapy)                                              9.625         04/01/2010          445,583
---------------------------------------------------------------------------------------------------------------------------------
   3,025,000      NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                          6.250         11/01/2014        2,793,709
---------------------------------------------------------------------------------------------------------------------------------
   8,595,000      NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                          6.750         11/01/2028        7,648,347
---------------------------------------------------------------------------------------------------------------------------------
   1,455,000      NYC IDA (Sahadi Fine Foods)                                           6.250         11/01/2009        1,389,918
---------------------------------------------------------------------------------------------------------------------------------
   4,085,000      NYC IDA (Sahadi Fine Foods)                                           6.750         11/01/2019        3,775,480
---------------------------------------------------------------------------------------------------------------------------------
   4,380,000      NYC IDA (Showman Fabricators)                                         7.500         11/01/2028        4,228,715
---------------------------------------------------------------------------------------------------------------------------------
   3,545,000      NYC IDA (South Bronx Overall Economic Devel.)                         8.625         12/01/2025        3,586,193
---------------------------------------------------------------------------------------------------------------------------------
   4,255,000      NYC IDA (Special Needs Facilities Pooled Program)                     6.650         07/01/2023        4,196,366
---------------------------------------------------------------------------------------------------------------------------------
   1,105,000      NYC IDA (Special Needs Facilities Pooled Program)                     7.125         08/01/2006        1,130,691
---------------------------------------------------------------------------------------------------------------------------------
   7,010,000      NYC IDA (Special Needs Facilities Pooled Program)                     7.875         08/01/2025        7,531,895
---------------------------------------------------------------------------------------------------------------------------------
   5,115,000      NYC IDA (St. Bernard's School)                                        7.000         12/01/2021        5,381,798
---------------------------------------------------------------------------------------------------------------------------------
      10,000      NYC IDA (Staten Island University Hospital)                           6.375         07/01/2031            9,079
---------------------------------------------------------------------------------------------------------------------------------
   4,540,000      NYC IDA (Staten Island University Hospital)                           6.375         07/01/2031        4,121,730
---------------------------------------------------------------------------------------------------------------------------------
   1,495,000      NYC IDA (Staten Island University Hospital)                           6.450         07/01/2032        1,369,106
---------------------------------------------------------------------------------------------------------------------------------
     585,000      NYC IDA (Streamline Plastics)                                         7.750         12/01/2015          586,872
---------------------------------------------------------------------------------------------------------------------------------
   1,275,000      NYC IDA (Streamline Plastics)                                         8.125         12/01/2025        1,293,169
---------------------------------------------------------------------------------------------------------------------------------
      30,000      NYC IDA (Summit School)                                               7.250         12/01/2004           29,982
---------------------------------------------------------------------------------------------------------------------------------
   1,485,000      NYC IDA (Summit School)                                               8.250         12/01/2024        1,507,216
---------------------------------------------------------------------------------------------------------------------------------
   1,080,000      NYC IDA (Surprise Plastics)                                           7.500         11/01/2013        1,068,098
---------------------------------------------------------------------------------------------------------------------------------
   2,480,000      NYC IDA (Surprise Plastics)                                           8.500         11/01/2023        2,372,492
---------------------------------------------------------------------------------------------------------------------------------
   3,855,000      NYC IDA (Terminal One Group Association)                              6.000         01/01/2015        3,951,491
---------------------------------------------------------------------------------------------------------------------------------
  25,760,000      NYC IDA (Terminal One Group Association)                              6.000         01/01/2019       26,664,176
---------------------------------------------------------------------------------------------------------------------------------
     210,000      NYC IDA (Terminal One Group Association)                              6.100         01/01/2009          214,066
---------------------------------------------------------------------------------------------------------------------------------
  10,825,000      NYC IDA (Terminal One Group Association)                              6.125         01/01/2024       11,204,958
---------------------------------------------------------------------------------------------------------------------------------
     380,000      NYC IDA (The Bank Street College)                                     5.250         12/01/2021          392,095
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC IDA (The Bank Street College)                                     5.250         12/01/2030          996,410
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000      NYC IDA (The Child School)                                            7.550         06/01/2033        9,945,900
---------------------------------------------------------------------------------------------------------------------------------
     465,000      NYC IDA (Therapy & Learning Center)                                   7.500         10/01/2011          469,311
---------------------------------------------------------------------------------------------------------------------------------
   3,735,000      NYC IDA (Therapy & Learning Center)                                   8.250         10/01/2031        3,814,630
---------------------------------------------------------------------------------------------------------------------------------
     395,000      NYC IDA (THR Products Corp.)                                          7.250         11/01/2010          398,089
---------------------------------------------------------------------------------------------------------------------------------
   1,085,000      NYC IDA (THR Products Corp.)                                          8.250         11/01/2020        1,113,839


                         23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,325,000      NYC IDA (Touro College)                                               6.350%        06/01/2029   $    4,075,275
---------------------------------------------------------------------------------------------------------------------------------
   4,485,000      NYC IDA (Ulano)                                                       6.900         11/01/2019        4,160,465
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYC IDA (United Nations School)                                       6.350         12/01/2015        1,048,530
---------------------------------------------------------------------------------------------------------------------------------
   1,255,000      NYC IDA (Urban Health Plan)                                           6.250         09/15/2009        1,212,330
---------------------------------------------------------------------------------------------------------------------------------
   9,830,000      NYC IDA (Urban Health Plan)                                           7.050         09/15/2026        9,020,696
---------------------------------------------------------------------------------------------------------------------------------
   3,640,000      NYC IDA (Urban Resource Institute)                                    7.375         11/01/2033        3,535,459
---------------------------------------------------------------------------------------------------------------------------------
     110,000      NYC IDA (Utleys)                                                      6.625         11/01/2006          108,039
---------------------------------------------------------------------------------------------------------------------------------
   1,335,000      NYC IDA (Utleys)                                                      7.375         11/01/2023        1,260,721
---------------------------------------------------------------------------------------------------------------------------------
     680,000      NYC IDA (Van Blarcom Closures)                                        7.125         11/01/2007          673,241
---------------------------------------------------------------------------------------------------------------------------------
   2,965,000      NYC IDA (Van Blarcom Closures)                                        8.000         11/01/2017        3,018,103
---------------------------------------------------------------------------------------------------------------------------------
     200,000      NYC IDA (Visy Paper)                                                  7.550         01/01/2005          202,146
---------------------------------------------------------------------------------------------------------------------------------
  19,300,000      NYC IDA (Visy Paper)                                                  7.800         01/01/2016       20,170,816
---------------------------------------------------------------------------------------------------------------------------------
  48,250,000      NYC IDA (Visy Paper)                                                  7.950         01/01/2028       50,459,368
---------------------------------------------------------------------------------------------------------------------------------
   1,930,000      NYC IDA (Vocational Instruction)                                      7.750         02/01/2033        1,982,940
---------------------------------------------------------------------------------------------------------------------------------
     570,000      NYC IDA (W & W Jewelers)                                              7.250         02/01/2011          556,508
---------------------------------------------------------------------------------------------------------------------------------
   1,555,000      NYC IDA (W & W Jewelers)                                              8.250         02/01/2021        1,542,420
---------------------------------------------------------------------------------------------------------------------------------
   5,930,000      NYC IDA (Weizmann Institute)                                          5.900         11/01/2034        5,882,264
---------------------------------------------------------------------------------------------------------------------------------
   2,900,000      NYC IDA (Weizmann Institute)                                          5.900         11/01/2034        2,876,655
---------------------------------------------------------------------------------------------------------------------------------
   4,390,000      NYC IDA (Westchester Square Medical Center)                           8.000         11/01/2010        4,464,191
---------------------------------------------------------------------------------------------------------------------------------
   6,160,000      NYC IDA (Westchester Square Medical Center)                           8.375         11/01/2015        6,338,578
---------------------------------------------------------------------------------------------------------------------------------
   1,660,000      NYC IDA (World Casing Corp.)                                          6.700         11/01/2019        1,458,227
---------------------------------------------------------------------------------------------------------------------------------
   9,000,000      NYC IDA Special Facilities (JFK International Airport)                8.000         08/01/2012        6,911,910
---------------------------------------------------------------------------------------------------------------------------------
     530,000      NYC Municipal Water Finance Authority                                 0.000 1       06/15/2019          248,973
---------------------------------------------------------------------------------------------------------------------------------
   6,030,000      NYC Municipal Water Finance Authority                                 0.000 1       06/15/2020        2,666,948
---------------------------------------------------------------------------------------------------------------------------------
  18,000,000      NYC Municipal Water Finance Authority                                 5.000         06/15/2038       17,470,260
---------------------------------------------------------------------------------------------------------------------------------
     795,000      NYC Municipal Water Finance Authority                                 5.125         06/15/2031          792,679
---------------------------------------------------------------------------------------------------------------------------------
   4,750,000      NYC Municipal Water Finance Authority                                 5.125         06/15/2032        4,760,925
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYC Municipal Water Finance Authority                                 5.125         06/15/2033           24,887
---------------------------------------------------------------------------------------------------------------------------------
  20,545,000      NYC Municipal Water Finance Authority                                 5.125         06/15/2034       20,441,659
---------------------------------------------------------------------------------------------------------------------------------
     580,000      NYC Municipal Water Finance Authority                                 5.250         06/15/2034          585,319
---------------------------------------------------------------------------------------------------------------------------------
   2,160,000      NYC Municipal Water Finance Authority                                 5.375         06/15/2026        2,192,335
---------------------------------------------------------------------------------------------------------------------------------
     260,000      NYC Municipal Water Finance Authority                                 5.500         06/15/2033          268,710
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000      NYC Municipal Water Finance Authority CAB                             0.000 1       06/15/2021        1,729,760
---------------------------------------------------------------------------------------------------------------------------------
   2,930,000      NYC Municipal Water Finance Authority RITES 2                        15.926 7       06/15/2032        2,662,315
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYC Municipal Water Finance Authority RITES 2                        15.985 7       06/15/2029        2,311,050
---------------------------------------------------------------------------------------------------------------------------------
   7,850,000      NYC Municipal Water Finance Authority RITES 2                        15.985 7       06/15/2034        7,426,728
---------------------------------------------------------------------------------------------------------------------------------
  14,425,000      NYC Municipal Water Finance Authority RITES 2                        16.006 7       06/15/2026       13,854,924
---------------------------------------------------------------------------------------------------------------------------------
   2,805,000      NYC Municipal Water Finance Authority RITES 2                        16.055 7       06/15/2027        2,766,796
---------------------------------------------------------------------------------------------------------------------------------
  11,210,000      NYC Municipal Water Finance Authority RITES 2                        16.426 7       06/15/2032       11,010,910
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYC Municipal Water Finance Authority RITES 2                        16.485 7       06/15/2030        5,042,100
---------------------------------------------------------------------------------------------------------------------------------
   3,555,000      NYC Municipal Water Finance Authority RITES 2                        16.515 7       06/15/2021        3,881,278


                         24 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 18,240,000      NYC Municipal Water Finance Authority RITES 2                        16.545% 7      06/15/2030   $   18,393,581
---------------------------------------------------------------------------------------------------------------------------------
   4,030,000      NYC Municipal Water Finance Authority RITES 2                        16.555 7       06/15/2030        4,063,933
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYC Municipal Water Finance Authority RITES 2                        16.555 7       06/15/2030        5,042,100
---------------------------------------------------------------------------------------------------------------------------------
  17,300,000      NYC Municipal Water Finance Authority RITES 2                        17.985 7       06/15/2033       19,618,546
---------------------------------------------------------------------------------------------------------------------------------
   3,140,000      NYC Municipal Water Finance Authority RITES 2                        18.015 7       06/15/2027        3,547,886
---------------------------------------------------------------------------------------------------------------------------------
   2,150,000      NYC TFA RITES 2                                                      16.016 7       08/15/2027        2,027,751
---------------------------------------------------------------------------------------------------------------------------------
      50,000      NYC Trust for Cultural Resources
                  (Museum of American Folk Art)                                         6.125         07/01/2030           51,840
---------------------------------------------------------------------------------------------------------------------------------
  19,110,367      NYS Certificate of Lease 2                                            5.875         01/02/2023       19,391,098
---------------------------------------------------------------------------------------------------------------------------------
   1,690,000      NYS DA (4201 Schools Program)                                         6.250         07/01/2020        1,869,968
---------------------------------------------------------------------------------------------------------------------------------
     350,000      NYS DA (Augustana Lutheran Home)                                      5.400         02/01/2031          358,358
---------------------------------------------------------------------------------------------------------------------------------
   1,500,000      NYS DA (Augustana Lutheran Home)                                      5.500         02/01/2041        1,539,645
---------------------------------------------------------------------------------------------------------------------------------
      35,000      NYS DA (Bethel Springvale Home)                                       6.000         02/01/2035           37,345
---------------------------------------------------------------------------------------------------------------------------------
      40,000      NYS DA (Bishop Henry B. Hucles Nursing Home)                          6.000         07/01/2024           41,841
---------------------------------------------------------------------------------------------------------------------------------
  14,360,000      NYS DA (Buena Vida Nursing Home)                                      5.250         07/01/2028       14,436,970
---------------------------------------------------------------------------------------------------------------------------------
   1,325,000      NYS DA (Canisius College)                                             4.625         07/01/2028        1,195,839
---------------------------------------------------------------------------------------------------------------------------------
  20,400,000      NYS DA (Catholic Health Services)                                     6.000         07/01/2030       21,099,924
---------------------------------------------------------------------------------------------------------------------------------
   8,435,000      NYS DA (Center for Nursing)                                           5.550         08/01/2037        8,695,557
---------------------------------------------------------------------------------------------------------------------------------
   2,905,000      NYS DA (Chapel Oaks)                                                  5.450         07/01/2026        2,938,291
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYS DA (City University)                                              5.000         07/01/2023           25,232
---------------------------------------------------------------------------------------------------------------------------------
   1,895,000      NYS DA (City University)                                              5.250         07/01/2031        1,902,144
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYS DA (Concord Nursing Home)                                         6.500         07/01/2029        2,667,475
---------------------------------------------------------------------------------------------------------------------------------
   1,250,000      NYS DA (D'Youville College)                                           5.250         07/01/2025        1,271,075
---------------------------------------------------------------------------------------------------------------------------------
     525,000      NYS DA (Dept. of Health)                                              5.500         07/01/2021          542,939
---------------------------------------------------------------------------------------------------------------------------------
      20,000      NYS DA (Ellis Hospital)                                               5.600         08/01/2025           20,879
---------------------------------------------------------------------------------------------------------------------------------
  17,630,000      NYS DA (FHA Insured Mtg.), Series B                                   0.000 1       08/15/2040        2,004,002
---------------------------------------------------------------------------------------------------------------------------------
   6,480,000      NYS DA (Frances Schervier Home &
                  Hospital Obligated Group)                                             5.500         07/01/2027        6,547,651
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS DA (Grace Manor Health Care Facility)                             6.150         07/01/2018        1,084,690
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NYS DA (Highland Hospital)                                            5.450         08/01/2037        2,030,160
---------------------------------------------------------------------------------------------------------------------------------
 140,615,000      NYS DA (Insured Hospital)                                             0.000 1       08/15/2036       24,676,526
---------------------------------------------------------------------------------------------------------------------------------
  38,650,000      NYS DA (Interfaith Medical Center)                                    5.400         02/15/2028       39,195,352
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS DA (Jones Memorial Hospital)                                      5.375         08/01/2034        1,018,640
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYS DA (Kaleida Health)                                               5.050         02/15/2025        4,958,600
---------------------------------------------------------------------------------------------------------------------------------
   3,450,000      NYS DA (L.I.  University)                                             5.125         09/01/2023        3,484,776
---------------------------------------------------------------------------------------------------------------------------------
   1,400,000      NYS DA (L.I.  University)                                             5.250         09/01/2028        1,408,036
---------------------------------------------------------------------------------------------------------------------------------
     235,000      NYS DA (L.I.  University)                                             5.250         09/01/2028          235,270
---------------------------------------------------------------------------------------------------------------------------------
   1,585,000      NYS DA (L.I.  University)                                             5.500         09/01/2020        1,652,077
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYS DA (Lakeside Memorial Hospital)                                   6.000         02/01/2021           26,448
---------------------------------------------------------------------------------------------------------------------------------
   9,415,000      NYS DA (Lutheran Social Services of Upstate NY) RITES 2               9.272 7       02/01/2038        9,651,222
---------------------------------------------------------------------------------------------------------------------------------
   3,115,000      NYS DA (Menorah Home & Hospital) RITES 2                             16.426 7       08/01/2038        3,025,600
---------------------------------------------------------------------------------------------------------------------------------
   5,825,000      NYS DA (Menorah Home) RITES 2                                        16.615 7       08/01/2038        5,620,543
---------------------------------------------------------------------------------------------------------------------------------


                         25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,660,000      NYS DA (Mental Health)                                                5.000%        02/15/2033   $    3,527,654
---------------------------------------------------------------------------------------------------------------------------------
   4,625,000      NYS DA (Mental Health) RITES 2                                       16.055 7       02/15/2023        4,784,100
---------------------------------------------------------------------------------------------------------------------------------
   3,460,000      NYS DA (Millard Fillmore Hospital)                                    5.375         02/01/2032        3,513,595
---------------------------------------------------------------------------------------------------------------------------------
   4,125,000      NYS DA (Miriam Osborn Memorial Home Association)                      6.375         07/01/2029        4,422,866
---------------------------------------------------------------------------------------------------------------------------------
   2,430,000      NYS DA (Miriam Osborn Memorial Home Association)                      6.875         07/01/2019        2,701,917
---------------------------------------------------------------------------------------------------------------------------------
   6,860,000      NYS DA (Miriam Osborn Memorial Home Association)                      6.875         07/01/2025        7,522,607
---------------------------------------------------------------------------------------------------------------------------------
   2,375,000      NYS DA (Montefiore Medical) RITES 2                                  18.015 7       08/01/2038        2,663,610
---------------------------------------------------------------------------------------------------------------------------------
   6,800,000      NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                                6.000         07/01/2014        6,669,984
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                                6.500         07/01/2017        3,015,870
---------------------------------------------------------------------------------------------------------------------------------
  27,420,000      NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                                6.500         07/01/2025       27,542,019
---------------------------------------------------------------------------------------------------------------------------------
  42,630,000      NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                                6.600         07/01/2026       42,996,618
---------------------------------------------------------------------------------------------------------------------------------
   8,820,000      NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                                6.625         07/01/2019        8,950,448
---------------------------------------------------------------------------------------------------------------------------------
  15,000,000      NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                                6.750         07/01/2020       15,288,300
---------------------------------------------------------------------------------------------------------------------------------
   7,280,000      NYS DA (Mt. Sinai/NYU Health)                                         6.000         07/01/2026        7,312,614
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYS DA (Mt. Sinai/NYU Health)                                         6.250         07/01/2022        2,517,625
---------------------------------------------------------------------------------------------------------------------------------
   2,850,000      NYS DA (Municipal Health Facilities) RITES 2                         16.055 7       01/15/2023        2,954,139
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000      NYS DA (North Shore Long Island Jewish Group)                         5.500         05/01/2033        4,020,520
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS DA (Norwegian Christian Home & Health Center)                     5.200         08/01/2036        1,001,530
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NYS DA (Norwegian Christian Home & Health Center)                     6.100         08/01/2041        2,153,760
---------------------------------------------------------------------------------------------------------------------------------
   4,215,000      NYS DA (Nursing Homes)                                                5.200         02/01/2032        4,219,889
---------------------------------------------------------------------------------------------------------------------------------
   2,200,000      NYS DA (NY & Presbyterian Hospital)                                   6.500         08/01/2034        2,253,680
---------------------------------------------------------------------------------------------------------------------------------
   6,860,000      NYS DA (NY Hospital Medical Center)                                   5.600         02/15/2039        7,171,581
---------------------------------------------------------------------------------------------------------------------------------
   5,363,634      NYS DA (Our Lady of Mercy Medical Center)
                  Computer Lease 2                                                      6.200         08/15/2006        5,261,564
---------------------------------------------------------------------------------------------------------------------------------
  10,935,000      NYS DA (Rochester General Hospital) RITES 2                           9.944 7       08/01/2033       11,427,294
---------------------------------------------------------------------------------------------------------------------------------
     580,000      NYS DA (Sarah Neumann Home)                                           5.450         08/01/2027          590,759
---------------------------------------------------------------------------------------------------------------------------------
   9,000,000      NYS DA (St. Agnes Hospital)                                           5.400         02/15/2025        9,190,440
---------------------------------------------------------------------------------------------------------------------------------
   2,400,000      NYS DA (St. Barnabas Hospital)                                        5.450         08/01/2035        2,464,392
---------------------------------------------------------------------------------------------------------------------------------
     905,000      NYS DA (St. Catherine of Siena Medical Center)                        6.000         07/01/2030          938,711
---------------------------------------------------------------------------------------------------------------------------------
   1,750,000      NYS DA (St. Clare's Hospital)                                         5.300         02/15/2019        1,806,770
---------------------------------------------------------------------------------------------------------------------------------
   2,970,000      NYS DA (St. Clare's Hospital)                                         5.400         02/15/2025        3,032,845
---------------------------------------------------------------------------------------------------------------------------------
   2,580,000      NYS DA (St. James Mercy Hospital)                                     5.400         02/01/2038        2,624,479
---------------------------------------------------------------------------------------------------------------------------------
   1,500,000      NYS DA (St. Thomas Aquinas College)                                   5.250         07/01/2028        1,500,375
---------------------------------------------------------------------------------------------------------------------------------
   3,885,000      NYS DA (St. Vincent DePaul Residence)                                 5.300         07/01/2018        4,009,165
---------------------------------------------------------------------------------------------------------------------------------
     130,000      NYS DA (St. Vincent's Hospital & Medical Center)                      7.400         08/01/2030          135,057
---------------------------------------------------------------------------------------------------------------------------------
      95,000      NYS DA (State University Educational Facilities)                      6.000         05/15/2017           96,948


                         26 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     55,000      NYS DA (Upstate Community Colleges)                                   5.700%        07/01/2021   $       56,238
---------------------------------------------------------------------------------------------------------------------------------
   1,700,000      NYS DA (Vassar Brothers)                                              5.375         07/01/2025        1,740,596
---------------------------------------------------------------------------------------------------------------------------------
   7,030,000      NYS DA (White Plains Hospital)                                        5.375         02/15/2043        7,106,135
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYS DA (Willow Towers)                                                5.400         02/01/2034        2,554,100
---------------------------------------------------------------------------------------------------------------------------------
  26,040,000      NYS DA (Wyckoff Heights Medical Center)                               5.300         08/15/2021       26,703,239
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYS DA RITES 2,5                                                     19.250 7       08/01/2029        6,529,000
---------------------------------------------------------------------------------------------------------------------------------
   4,095,000      NYS EFC (Clean Water & Drinking Revolving Funds) 5                    5.400         07/15/2021        4,177,473
---------------------------------------------------------------------------------------------------------------------------------
   1,625,000      NYS EFC (Consolidated Water Company)                                  7.150         11/01/2014        1,630,021
---------------------------------------------------------------------------------------------------------------------------------
   7,500,000      NYS EFC (NYS Water Services)                                          5.950         01/15/2020        7,865,850
---------------------------------------------------------------------------------------------------------------------------------
   2,340,000      NYS EFC (NYS Water Services)                                          6.000         01/15/2031        2,420,426
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYS EFC (NYS Water Services)                                          7.500         03/15/2011           25,122
---------------------------------------------------------------------------------------------------------------------------------
  11,895,000      NYS EFC (Occidental Petroleum)                                        5.700         09/01/2028       11,856,817
---------------------------------------------------------------------------------------------------------------------------------
  15,300,000      NYS EFC (Occidental Petroleum)                                        6.100         11/01/2030       15,789,600
---------------------------------------------------------------------------------------------------------------------------------
   4,700,000      NYS ERDA (Brooklyn Union Gas) RIBS                                    9.668 7       07/08/2026        4,905,343
---------------------------------------------------------------------------------------------------------------------------------
   7,000,000      NYS ERDA (Brooklyn Union Gas) RIBS                                   11.083 7       04/01/2020        8,524,880
---------------------------------------------------------------------------------------------------------------------------------
  16,300,000      NYS ERDA (Brooklyn Union Gas) RIBS                                   12.149 7       07/01/2026       19,103,274
---------------------------------------------------------------------------------------------------------------------------------
     210,000      NYS ERDA (Central Hudson Gas & Electric)                              5.450         08/01/2027          215,628
---------------------------------------------------------------------------------------------------------------------------------
     600,000      NYS ERDA (Con Ed)                                                     7.125         12/01/2029          623,508
---------------------------------------------------------------------------------------------------------------------------------
      40,000      NYS ERDA (Corning Natural Gas)                                        8.250         12/01/2018           41,220
---------------------------------------------------------------------------------------------------------------------------------
  23,000,000      NYS ERDA (LILCO)                                                      5.300         11/01/2023       23,127,880
---------------------------------------------------------------------------------------------------------------------------------
     300,000      NYS ERDA (LILCO)                                                      5.300         10/01/2024          300,828
---------------------------------------------------------------------------------------------------------------------------------
   3,485,000      NYS ERDA (NIMO) RITES 2                                              16.655 7       11/01/2025        3,619,800
---------------------------------------------------------------------------------------------------------------------------------
     550,000      NYS ERDA (NYSEG)                                                      5.700         12/01/2028          562,188
---------------------------------------------------------------------------------------------------------------------------------
      30,000      NYS ERDA (NYSEG)                                                      5.950         12/01/2027           30,423
---------------------------------------------------------------------------------------------------------------------------------
      45,000      NYS ERDA (NYSEG)                                                      5.950         12/01/2027           45,022
---------------------------------------------------------------------------------------------------------------------------------
      50,000      NYS ERDA (NYSEG)                                                      6.050         04/01/2034           51,149
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS ERDA (RG&E)                                                       6.500         05/15/2032        1,033,550
---------------------------------------------------------------------------------------------------------------------------------
   3,625,000      NYS ERDA (RG&E) Residual Certificates 2                              19.600 7       09/01/2033        4,450,703
---------------------------------------------------------------------------------------------------------------------------------
   3,245,000      NYS HFA (Children's Rescue)                                           7.625         05/01/2018        3,245,909
---------------------------------------------------------------------------------------------------------------------------------
   2,200,000      NYS HFA (Dominican Village)                                           6.600         08/15/2027        2,246,156
---------------------------------------------------------------------------------------------------------------------------------
      20,000      NYS HFA (General Hsg.)                                                6.600         11/01/2008           20,231
---------------------------------------------------------------------------------------------------------------------------------
   3,890,000      NYS HFA (HELP-Bronx Hsg.)                                             8.050         11/01/2005        3,945,433
---------------------------------------------------------------------------------------------------------------------------------
     500,000      NYS HFA (HELP-Suffolk Hsg.)                                           8.100         11/01/2005          505,125
---------------------------------------------------------------------------------------------------------------------------------
     200,000      NYS HFA (Hospital & Nursing Home)                                     7.000         11/01/2017          233,792
---------------------------------------------------------------------------------------------------------------------------------
       5,000      NYS HFA (Meadow Manor)                                                7.750         11/01/2019            5,010
---------------------------------------------------------------------------------------------------------------------------------
      35,000      NYS HFA (Multifamily Hsg.)                                            0.000 1       11/01/2016           17,459
---------------------------------------------------------------------------------------------------------------------------------
     745,000      NYS HFA (Multifamily Hsg.)                                            5.250         11/15/2028          748,755
---------------------------------------------------------------------------------------------------------------------------------
   1,340,000      NYS HFA (Multifamily Hsg.)                                            5.300         08/15/2024        1,358,505
---------------------------------------------------------------------------------------------------------------------------------
   1,700,000      NYS HFA (Multifamily Hsg.)                                            5.300         11/15/2039        1,705,814
---------------------------------------------------------------------------------------------------------------------------------
   1,070,000      NYS HFA (Multifamily Hsg.)                                            5.350         08/15/2020        1,104,615
---------------------------------------------------------------------------------------------------------------------------------
   2,860,000      NYS HFA (Multifamily Hsg.)                                            5.350         08/15/2031        2,884,081


                         27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  2,080,000      NYS HFA (Multifamily Hsg.)                                            5.375%        02/15/2035   $    2,099,926
---------------------------------------------------------------------------------------------------------------------------------
   3,250,000      NYS HFA (Multifamily Hsg.)                                            5.450         08/15/2032        3,303,658
---------------------------------------------------------------------------------------------------------------------------------
   2,075,000      NYS HFA (Multifamily Hsg.)                                            5.500         08/15/2030        2,101,062
---------------------------------------------------------------------------------------------------------------------------------
   1,215,000      NYS HFA (Multifamily Hsg.)                                            5.550         08/15/2019        1,259,202
---------------------------------------------------------------------------------------------------------------------------------
   1,385,000      NYS HFA (Multifamily Hsg.)                                            5.600         08/15/2019        1,437,464
---------------------------------------------------------------------------------------------------------------------------------
   1,240,000      NYS HFA (Multifamily Hsg.)                                            5.600         02/15/2026        1,258,885
---------------------------------------------------------------------------------------------------------------------------------
   1,730,000      NYS HFA (Multifamily Hsg.)                                            5.600         08/15/2033        1,775,482
---------------------------------------------------------------------------------------------------------------------------------
   1,210,000      NYS HFA (Multifamily Hsg.)                                            5.650         08/15/2030        1,244,388
---------------------------------------------------------------------------------------------------------------------------------
   3,200,000      NYS HFA (Multifamily Hsg.)                                            5.650         08/15/2030        3,271,808
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS HFA (Multifamily Hsg.)                                            5.650         08/15/2031        1,027,820
---------------------------------------------------------------------------------------------------------------------------------
   1,710,000      NYS HFA (Multifamily Hsg.)                                            5.650         02/15/2034        1,734,658
---------------------------------------------------------------------------------------------------------------------------------
   2,120,000      NYS HFA (Multifamily Hsg.)                                            5.700         08/15/2033        2,177,092
---------------------------------------------------------------------------------------------------------------------------------
      95,000      NYS HFA (Multifamily Hsg.)                                            5.950         08/15/2024           96,211
---------------------------------------------------------------------------------------------------------------------------------
   1,285,000      NYS HFA (Multifamily Hsg.)                                            6.100         11/15/2036        1,359,993
---------------------------------------------------------------------------------------------------------------------------------
   4,700,000      NYS HFA (Multifamily Hsg.)                                            6.125         08/15/2038        4,853,549
---------------------------------------------------------------------------------------------------------------------------------
      45,000      NYS HFA (Multifamily Hsg.)                                            6.200         08/15/2012           45,084
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYS HFA (Multifamily Hsg.)                                            6.200         08/15/2016           26,068
---------------------------------------------------------------------------------------------------------------------------------
     745,000      NYS HFA (Multifamily Hsg.)                                            6.250         02/15/2031          763,521
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYS HFA (Multifamily Hsg.)                                            6.300         08/15/2026        5,147,800
---------------------------------------------------------------------------------------------------------------------------------
   1,255,000      NYS HFA (Multifamily Hsg.)                                            6.400         11/15/2027        1,307,585
---------------------------------------------------------------------------------------------------------------------------------
   2,335,000      NYS HFA (Multifamily Hsg.)                                            6.500         08/15/2024        2,338,619
---------------------------------------------------------------------------------------------------------------------------------
   3,240,000      NYS HFA (Multifamily Hsg.)                                            6.700         08/15/2025        3,265,888
---------------------------------------------------------------------------------------------------------------------------------
   5,675,000      NYS HFA (Multifamily Hsg.)                                            6.750         11/15/2036        6,004,831
---------------------------------------------------------------------------------------------------------------------------------
      35,000      NYS HFA (Multifamily Hsg.)                                            6.950         08/15/2012           35,084
---------------------------------------------------------------------------------------------------------------------------------
   5,400,000      NYS HFA (Multifamily Hsg.)                                            7.050         08/15/2024        5,409,612
---------------------------------------------------------------------------------------------------------------------------------
   1,461,000      NYS HFA (Multifamily Hsg.)                                            7.450         11/01/2028        1,463,104
---------------------------------------------------------------------------------------------------------------------------------
     320,000      NYS HFA (Multifamily Hsg.)                                            7.550         11/01/2029          326,013
---------------------------------------------------------------------------------------------------------------------------------
   2,880,000      NYS HFA (NH&HC) RITES 2                                              16.655 7       11/01/2016        3,315,629
---------------------------------------------------------------------------------------------------------------------------------
      35,000      NYS HFA (Nonprofit Hsg.)                                              6.400         11/01/2010           35,391
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYS HFA (Nonprofit Hsg.)                                              6.400         11/01/2013           25,293
---------------------------------------------------------------------------------------------------------------------------------
      10,000      NYS HFA (Nonprofit Hsg.)                                              6.600         11/01/2010           10,116
---------------------------------------------------------------------------------------------------------------------------------
      20,000      NYS HFA (Nonprofit Hsg.)                                              6.600         11/01/2013           20,226
---------------------------------------------------------------------------------------------------------------------------------
   1,950,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2009        1,969,773
---------------------------------------------------------------------------------------------------------------------------------
   2,110,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2010        2,131,395
---------------------------------------------------------------------------------------------------------------------------------
   2,290,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2011        2,313,221
---------------------------------------------------------------------------------------------------------------------------------
   2,475,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2012        2,500,097
---------------------------------------------------------------------------------------------------------------------------------
   2,680,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2013        2,707,175
---------------------------------------------------------------------------------------------------------------------------------
   1,225,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2014        1,237,422
---------------------------------------------------------------------------------------------------------------------------------
   1,325,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2015        1,338,436
---------------------------------------------------------------------------------------------------------------------------------
   1,440,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2016        1,454,602
---------------------------------------------------------------------------------------------------------------------------------
   1,565,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2017        1,580,869


                         28 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,690,000      NYS HFA (Nonprofit Hsg.)                                              8.400%        11/01/2018   $    1,707,137
---------------------------------------------------------------------------------------------------------------------------------
   1,020,000      NYS HFA (Nonprofit Hsg.)                                              8.400         11/01/2019        1,030,343
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      NYS HFA (Phillips Village)                                            7.750         08/15/2017        5,193,600
---------------------------------------------------------------------------------------------------------------------------------
      70,000      NYS HFA (Service Contract)                                            5.375         03/15/2023           70,550
---------------------------------------------------------------------------------------------------------------------------------
   5,600,000      NYS HFA (Service Contract)                                            5.500         09/15/2022        5,773,824
---------------------------------------------------------------------------------------------------------------------------------
   5,525,000      NYS HFA (Service Contract)                                            5.500         03/15/2025        5,612,295
---------------------------------------------------------------------------------------------------------------------------------
     255,000      NYS HFA (Service Contract)                                            6.500         03/15/2025          268,382
---------------------------------------------------------------------------------------------------------------------------------
     540,000      NYS HFA (Shorehill Hsg.)                                              7.500         05/01/2008          540,572
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS HFA (Watergate II)                                                4.750         02/15/2034          933,030
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS HFA (Watergate II)                                                4.900         02/15/2045          897,900
---------------------------------------------------------------------------------------------------------------------------------
     400,000      NYS LGSC (SCSB) 2                                                     7.250         12/15/2011          401,300
---------------------------------------------------------------------------------------------------------------------------------
     810,000      NYS LGSC (SCSB) 2                                                     7.375         12/15/2016          833,871
---------------------------------------------------------------------------------------------------------------------------------
     980,000      NYS LGSC (SCSB) 2                                                     7.750         12/15/2021        1,002,638
---------------------------------------------------------------------------------------------------------------------------------
   1,045,000      NYS Medcare (Central Suffolk Hospital)                                6.125         11/01/2016          805,601
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NYS Medcare (Hospital & Nursing Home)                                 6.375         08/15/2033        1,013,190
---------------------------------------------------------------------------------------------------------------------------------
   1,860,000      NYS Medcare (Hospital & Nursing Home)                                 6.500         02/15/2034        1,903,301
---------------------------------------------------------------------------------------------------------------------------------
   2,155,000      NYS Medcare (Hospital & Nursing Home)                                 7.400         11/01/2016        2,233,873
---------------------------------------------------------------------------------------------------------------------------------
   2,030,000      NYS Medcare (Hospital & Nursing Home)                                 9.375         11/01/2016        2,126,730
---------------------------------------------------------------------------------------------------------------------------------
     440,000      NYS Medcare (Hospital & Nursing Home)                                10.000         11/01/2006          461,472
---------------------------------------------------------------------------------------------------------------------------------
   1,670,000      NYS Medcare (M.G. Nursing Home)                                       6.375         02/15/2035        1,766,910
---------------------------------------------------------------------------------------------------------------------------------
     250,000      NYS Medcare (Mental Health)                                           5.500         08/15/2024          255,535
---------------------------------------------------------------------------------------------------------------------------------
     275,000      NYS Medcare (Montefiore Medical Center)                               5.750         02/15/2025          285,183
---------------------------------------------------------------------------------------------------------------------------------
      25,000      NYS Medcare (Secured Hospital)                                        6.250         02/15/2024           25,578
---------------------------------------------------------------------------------------------------------------------------------
  44,445,000      NYS Medcare (St. Luke's Hospital)                                     5.700         02/15/2029       45,444,124
---------------------------------------------------------------------------------------------------------------------------------
  12,500,000      NYS Medcare (St. Luke's Hospital) RITES 2                             9.895 7       02/15/2029       13,062,000
---------------------------------------------------------------------------------------------------------------------------------
   8,400,000      NYS Medcare (St. Luke's Hospital) RITES 2                             9.944 7       02/15/2029        8,777,664
---------------------------------------------------------------------------------------------------------------------------------
   5,750,000      NYS Medcare (St. Luke's Hospital) RITES 2                             9.944 7       02/15/2029        6,008,520
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000      NYS Medcare (St. Luke's Hospital) RITES 2                             9.973 7       02/15/2029       10,449,600
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000      NYS Medcare RITES 2                                                   9.422 7       02/15/2025       10,416,400
---------------------------------------------------------------------------------------------------------------------------------
  40,000,000      NYS Thruway Authority Permanently Linked
                  Convertible INFLOS & VDRNS                                            5.000         01/01/2024       40,174,400
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NYS Thruway Authority RITES 2,5                                      16.220 7       01/01/2024        2,510,900
---------------------------------------------------------------------------------------------------------------------------------
   7,140,000      NYS Thruway Authority RITES 2                                        16.045 7       01/01/2025        7,201,261
---------------------------------------------------------------------------------------------------------------------------------
       5,000      NYS UDC (Correctional Facilities)                                     0.000 1       01/01/2013            3,504
---------------------------------------------------------------------------------------------------------------------------------
   9,000,000      NYS UDC (State Personal Income Tax)                                   5.125         03/15/2029        9,011,790
---------------------------------------------------------------------------------------------------------------------------------
   5,480,000      Oneida County IDA (Bonide Products)                                   6.250         11/01/2018        5,261,567
---------------------------------------------------------------------------------------------------------------------------------
     755,000      Oneida County IDA (Mobile Climate Control)                            8.000         11/01/2008          763,146
---------------------------------------------------------------------------------------------------------------------------------
   2,825,000      Oneida County IDA (Mobile Climate Control)                            8.750         11/01/2018        2,876,104
---------------------------------------------------------------------------------------------------------------------------------
     450,000      Oneida County IDA (Mohawk Valley Handicapped Services)                5.300         03/15/2019          449,964
---------------------------------------------------------------------------------------------------------------------------------
     740,000      Oneida County IDA (Mohawk Valley Handicapped Services)                5.350         03/15/2029          702,541
---------------------------------------------------------------------------------------------------------------------------------
   1,190,000      Oneida County IDA (Presbyterian Home)                                 5.250         03/01/2019        1,214,740


                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,015,000      Oneida County IDA (Presbyterian Home)                                 6.100%        06/01/2020   $    1,085,309
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000      Onondaga County IDA (Air Cargo)                                       6.125         01/01/2032        4,003,920
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Onondaga County IDA (Air Cargo)                                       7.250         01/01/2032        2,017,640
---------------------------------------------------------------------------------------------------------------------------------
     490,000      Onondaga County IDA (Coltec Industries)                               7.250         06/01/2008          500,952
---------------------------------------------------------------------------------------------------------------------------------
     770,000      Onondaga County IDA (Coltec Industries)                               9.875         10/01/2010          809,963
---------------------------------------------------------------------------------------------------------------------------------
   1,530,000      Onondaga County IDA (Community General Hospital)                      5.500         11/01/2018        1,151,463
---------------------------------------------------------------------------------------------------------------------------------
   8,005,000      Onondaga County IDA (Community General Hospital)                      6.625         01/01/2018        6,801,608
---------------------------------------------------------------------------------------------------------------------------------
   4,200,000      Onondaga County IDA (Le Moyne College)                                5.625         12/01/2021        4,347,756
---------------------------------------------------------------------------------------------------------------------------------
  11,500,000      Onondaga County IDA (Solvay Paperboard)                               6.800         11/01/2014       11,741,155
---------------------------------------------------------------------------------------------------------------------------------
  67,200,000      Onondaga County IDA (Solvay Paperboard)                               7.000         11/01/2030       68,478,144
---------------------------------------------------------------------------------------------------------------------------------
     750,000      Onondaga County IDA (Syracuse Home)                                   5.200         12/01/2018          761,948
---------------------------------------------------------------------------------------------------------------------------------
     500,000      Onondaga County IDA Sewage Waste Facilities
                  (Anheuser-Busch Companies)                                            6.250         12/01/2034          529,425
---------------------------------------------------------------------------------------------------------------------------------
  66,449,598      Onondaga County Res Rec                                               0.000 8       05/01/2022       27,472,257
---------------------------------------------------------------------------------------------------------------------------------
  41,580,000      Onondaga County Res Rec                                               5.000         05/01/2015       36,273,145
---------------------------------------------------------------------------------------------------------------------------------
     612,000      Ontario County IDA (Ontario Design)                                   6.500         11/01/2005          611,639
---------------------------------------------------------------------------------------------------------------------------------
     430,000      Orange County IDA (Adult Homes at Erie Station)                       7.000         08/01/2021          428,013
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Orange County IDA (Arden Hill Life Care Center)                       7.000         08/01/2021        2,488,450
---------------------------------------------------------------------------------------------------------------------------------
   2,300,000      Orange County IDA (Arden Hill Life Care Center)                       7.000         08/01/2031        2,242,109
---------------------------------------------------------------------------------------------------------------------------------
   2,090,000      Orange County IDA (Arden Hill Life Care Center)                       7.000         08/01/2031        2,037,395
---------------------------------------------------------------------------------------------------------------------------------
   2,705,000      Orange County IDA (Glen Arden)                                        5.625         01/01/2018        2,358,273
---------------------------------------------------------------------------------------------------------------------------------
   5,590,000      Orange County IDA (Glen Arden)                                        5.700         01/01/2028        4,512,248
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Orange County IDA (Kingston Manufacturing) 2                          8.000         11/01/2017        1,496,250
---------------------------------------------------------------------------------------------------------------------------------
     385,000      Orange County IDA (Mental Retardation Project)                        7.800         07/01/2011          385,312
---------------------------------------------------------------------------------------------------------------------------------
   1,715,000      Orange County IDA
                  (St. Luke's Cornwall Hospital Obligated Group)                        5.375         12/01/2021        1,757,498
---------------------------------------------------------------------------------------------------------------------------------
   6,330,000      Orange County IDA
                  (St. Luke's Cornwall Hospital Obligated Group)                        5.375         12/01/2026        6,370,132
---------------------------------------------------------------------------------------------------------------------------------
   2,235,000      Orange County IDA
                  (St. Luke's Cornwall Hospital Obligated Group)                        5.375         12/01/2026        2,249,170
---------------------------------------------------------------------------------------------------------------------------------
   7,835,000      Orange County IDA (Tuxedo Place) 2                                    7.000         08/01/2032        5,709,129
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Orange County IDA (Tuxedo Place) 2                                    7.000         08/01/2033        1,821,200
---------------------------------------------------------------------------------------------------------------------------------
   2,755,000      Oswego County IDA (Bishop's Common)                                   5.375         02/01/2049        2,782,522
---------------------------------------------------------------------------------------------------------------------------------
   3,260,000      Oswego County IDA (Seneca Hill Manor)                                 5.650         08/01/2037        3,339,120
---------------------------------------------------------------------------------------------------------------------------------
   6,680,000      Otsego County IDA (Hartwick College)                                  5.900         07/01/2022        6,032,307
---------------------------------------------------------------------------------------------------------------------------------
   2,970,000      Otsego County IDA (Mary Imogene Bassett Hospital)                     5.350         11/01/2020        3,077,187
---------------------------------------------------------------------------------------------------------------------------------
  11,175,000      Peekskill IDA (Drum Hill)                                             6.375         10/01/2028        9,634,191
---------------------------------------------------------------------------------------------------------------------------------
     692,716      Peekskill IDA (Karta)                                                 9.000         07/01/2010          699,325
---------------------------------------------------------------------------------------------------------------------------------
   5,635,000      Port Authority NY/NJ (Continental Airlines)                           9.000         12/01/2006        5,756,153
---------------------------------------------------------------------------------------------------------------------------------
   1,370,000      Port Authority NY/NJ (Continental Airlines)                           9.000         12/01/2010        1,399,455
---------------------------------------------------------------------------------------------------------------------------------
  50,630,000      Port Authority NY/NJ (Continental Airlines)                           9.125         12/01/2015       51,718,545
---------------------------------------------------------------------------------------------------------------------------------
     285,000      Port Authority NY/NJ (KIAC)                                           6.750         10/01/2011          297,620


                         30 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 15,370,000      Port Authority NY/NJ (KIAC)                                           6.750%        10/01/2019   $   15,545,679
---------------------------------------------------------------------------------------------------------------------------------
  20,000,000      Port Authority NY/NJ RITES 2                                         15.930 7       09/15/2013       17,248,400
---------------------------------------------------------------------------------------------------------------------------------
     170,000      Port Authority NY/NJ, 97th Series                                     6.400         07/15/2015          175,469
---------------------------------------------------------------------------------------------------------------------------------
     190,000      Port Authority NY/NJ, 114th Series                                    5.000         08/01/2024          190,369
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Port Authority NY/NJ, 127th Series                                    5.250         12/15/2032        3,005,700
---------------------------------------------------------------------------------------------------------------------------------
   3,285,000      Port Authority NY/NJ, 132nd Series                                    5.000         09/01/2038        3,172,653
---------------------------------------------------------------------------------------------------------------------------------
  19,175,000      Port Authority NY/NJ, 136th Series                                    5.375         11/01/2028       19,223,513
---------------------------------------------------------------------------------------------------------------------------------
  22,855,000      Port Authority NY/NJ, 136th Series                                    5.500         11/01/2029       23,140,916
---------------------------------------------------------------------------------------------------------------------------------
   2,755,000      Poughkeepsie IDA
                  (Eastman & Bixby Redevelopment Corp.)                                 6.000         08/01/2032        2,867,845
---------------------------------------------------------------------------------------------------------------------------------
   1,990,000      Putnam County IDA (Brewster Plastics)                                 8.500         12/01/2016        2,037,899
---------------------------------------------------------------------------------------------------------------------------------
   6,385,000      Rensselaer County Tobacco Asset Securitization Corp.                  5.625         06/01/2035        5,395,772
---------------------------------------------------------------------------------------------------------------------------------
   7,300,000      Rensselaer County Tobacco Asset Securitization Corp. 2                5.750         06/01/2043        6,225,440
---------------------------------------------------------------------------------------------------------------------------------
       5,000      Rensselaer Hsg. Authority (Renwyck)                                   7.650         01/01/2011            5,109
---------------------------------------------------------------------------------------------------------------------------------
  20,000,000      Rensselaer Municipal Leasing Corp.
                  (Rensselaer County Nursing Home)                                      6.900         06/01/2024       20,266,600
---------------------------------------------------------------------------------------------------------------------------------
   1,785,000      Riverhead IDA (Michael Reilly Design) 3,4                             8.625         02/01/2012        1,364,740
---------------------------------------------------------------------------------------------------------------------------------
     510,000      Riverhead IDA (Michael Reilly Design) 3,4                             8.625         02/01/2012          389,910
---------------------------------------------------------------------------------------------------------------------------------
   4,535,000      Riverhead IDA (Michael Reilly Design) 3,4                             8.875         02/01/2032        3,469,638
---------------------------------------------------------------------------------------------------------------------------------
      85,000      Rochester Hsg. Authority (Crossroads Apartments)                      7.300         07/01/2005           84,939
---------------------------------------------------------------------------------------------------------------------------------
  15,860,000      Rochester Hsg. Authority (Crossroads Apartments)                      7.700         01/01/2017       15,459,059
---------------------------------------------------------------------------------------------------------------------------------
   6,790,000      Rochester Museum & Science Center                                     6.125         12/01/2015        6,700,372
---------------------------------------------------------------------------------------------------------------------------------
   1,655,000      Rockland County IDA (Dominican College)                               5.900         05/01/2010        1,649,605
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000      Rockland County IDA (Dominican College)                               6.250         05/01/2028        4,851,950
---------------------------------------------------------------------------------------------------------------------------------
     740,000      Rockland County Tobacco Asset Securitization Corp.                    5.500         08/15/2025          637,725
---------------------------------------------------------------------------------------------------------------------------------
   9,225,000      Rockland County Tobacco Asset Securitization Corp.                    5.625         08/15/2035        7,792,727
---------------------------------------------------------------------------------------------------------------------------------
  10,100,000      Rockland County Tobacco Asset Securitization Corp.                    5.750         08/15/2043        8,611,361
---------------------------------------------------------------------------------------------------------------------------------
   1,160,000      Saratoga County IDA (ARC)                                             8.400         03/01/2013        1,172,748
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Saratoga County IDA (Saratoga Hospital)                               5.125         12/01/2033        2,959,470
---------------------------------------------------------------------------------------------------------------------------------
  11,311,843      Schenectady GO                                                        6.500         05/27/2005       11,315,915
---------------------------------------------------------------------------------------------------------------------------------
   1,635,000      Schenectady IDA (Schaffer Heights Hsg.)                               6.000         11/01/2030        1,715,540
---------------------------------------------------------------------------------------------------------------------------------
   3,335,000      Schenectady Metroplex Devel. Authority, Series A                      5.375         12/15/2021        3,414,540
---------------------------------------------------------------------------------------------------------------------------------
     292,000      Schroon Lake Fire District 2                                          7.250         03/01/2009          292,596
---------------------------------------------------------------------------------------------------------------------------------
     175,000      Scotia Hsg. Authority (Holyrood House)                                7.000         06/01/2009          179,939
---------------------------------------------------------------------------------------------------------------------------------
     665,000      SONYMA, Series 24                                                     6.125         10/01/2030          675,321
---------------------------------------------------------------------------------------------------------------------------------
   2,475,000      SONYMA, Series 29                                                     5.450         04/01/2031        2,506,259
---------------------------------------------------------------------------------------------------------------------------------
      15,000      SONYMA, Series 30-C2                                                  5.800         10/01/2025           15,139
---------------------------------------------------------------------------------------------------------------------------------
      95,000      SONYMA, Series 54                                                     6.100         10/01/2015           98,709
---------------------------------------------------------------------------------------------------------------------------------
     110,000      SONYMA, Series 60                                                     6.000         10/01/2022          114,005
---------------------------------------------------------------------------------------------------------------------------------
   7,460,000      SONYMA, Series 65                                                     5.850         10/01/2028        7,683,427
---------------------------------------------------------------------------------------------------------------------------------
      20,000      SONYMA, Series 66                                                     5.700         10/01/2027           20,616
---------------------------------------------------------------------------------------------------------------------------------
  19,095,000      SONYMA, Series 67                                                     5.800         10/01/2028       19,532,466


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,395,000      SONYMA, Series 69                                                     5.400%        10/01/2019   $    3,487,717
---------------------------------------------------------------------------------------------------------------------------------
   5,870,000      SONYMA, Series 69                                                     5.500         10/01/2028        5,959,341
---------------------------------------------------------------------------------------------------------------------------------
   4,340,000      SONYMA, Series 69 RITES 2                                             9.642 7       10/01/2028        4,472,153
---------------------------------------------------------------------------------------------------------------------------------
  13,100,000      SONYMA, Series 71                                                     5.400         04/01/2029       13,245,017
---------------------------------------------------------------------------------------------------------------------------------
  10,150,000      SONYMA, Series 71 RITES 2                                             9.442 7       04/01/2029       10,374,823
---------------------------------------------------------------------------------------------------------------------------------
   5,500,000      SONYMA, Series 73 RITES 2                                            17.167 7       10/01/2028        5,658,180
---------------------------------------------------------------------------------------------------------------------------------
   1,675,000      SONYMA, Series 73-A                                                   5.300         10/01/2028        1,687,043
---------------------------------------------------------------------------------------------------------------------------------
  10,175,000      SONYMA, Series 79                                                     5.300         04/01/2029       10,247,446
---------------------------------------------------------------------------------------------------------------------------------
     165,000      SONYMA, Series 82                                                     5.650         04/01/2030          170,064
---------------------------------------------------------------------------------------------------------------------------------
   5,945,000      SONYMA, Series 97                                                     5.500         04/01/2031        6,039,882
---------------------------------------------------------------------------------------------------------------------------------
   2,400,000      SONYMA, Series 106                                                    5.100         04/01/2023        2,410,032
---------------------------------------------------------------------------------------------------------------------------------
     300,000      St. Lawrence County IDA (Clarkson University)                         5.125         07/01/2021          302,235
---------------------------------------------------------------------------------------------------------------------------------
   1,315,000      St. Lawrence County IDA (Clarkson University)                         5.250         07/01/2031        1,308,412
---------------------------------------------------------------------------------------------------------------------------------
   2,370,000      St. Lawrence County IDA (Clarkson University)                         5.500         07/01/2029        2,411,973
---------------------------------------------------------------------------------------------------------------------------------
   2,805,000      St. Lawrence County IDA (Hepburn Medical Center)                      5.375         12/01/2019        2,925,250
---------------------------------------------------------------------------------------------------------------------------------
   3,595,000      St. Lawrence County IDA (Hepburn Medical Center)                      5.500         12/01/2024        3,723,198
---------------------------------------------------------------------------------------------------------------------------------
     590,000      Suffolk County IDA (ALIA-ACDS)                                        7.125         06/01/2017          614,715
---------------------------------------------------------------------------------------------------------------------------------
     375,000      Suffolk County IDA (ALIA-ACLD)                                        6.375         06/01/2014          372,398
---------------------------------------------------------------------------------------------------------------------------------
   1,310,000      Suffolk County IDA (ALIA-ACLD)                                        6.500         03/01/2018        1,328,785
---------------------------------------------------------------------------------------------------------------------------------
     745,000      Suffolk County IDA (ALIA-ACLD)                                        7.500         09/01/2015          787,398
---------------------------------------------------------------------------------------------------------------------------------
     325,000      Suffolk County IDA (ALIA-ADD)                                         6.950         12/01/2014          337,847
---------------------------------------------------------------------------------------------------------------------------------
     535,000      Suffolk County IDA (ALIA-ADD)                                         7.125         06/01/2017          557,411
---------------------------------------------------------------------------------------------------------------------------------
     505,000      Suffolk County IDA (ALIA-ADD)                                         7.500         09/01/2015          533,740
---------------------------------------------------------------------------------------------------------------------------------
   1,490,000      Suffolk County IDA (ALIA-DDI) 2                                       6.375         06/01/2014        1,493,189
---------------------------------------------------------------------------------------------------------------------------------
     285,000      Suffolk County IDA (ALIA-DDI) 2                                       6.950         12/01/2014          296,266
---------------------------------------------------------------------------------------------------------------------------------
     100,000      Suffolk County IDA (ALIA-DDI) 2                                       7.500         09/01/2015          104,237
---------------------------------------------------------------------------------------------------------------------------------
     825,000      Suffolk County IDA (ALIA-FREE)                                        6.375         06/01/2014          826,766
---------------------------------------------------------------------------------------------------------------------------------
   2,020,000      Suffolk County IDA (ALIA-FREE)                                        6.950         12/01/2014        2,099,851
---------------------------------------------------------------------------------------------------------------------------------
   4,585,000      Suffolk County IDA (ALIA-FREE)                                        7.125         06/01/2017        4,777,066
---------------------------------------------------------------------------------------------------------------------------------
     665,000      Suffolk County IDA (ALIA-IGHL)                                        6.375         06/01/2014          660,385
---------------------------------------------------------------------------------------------------------------------------------
     690,000      Suffolk County IDA (ALIA-IGHL)                                        6.950         12/01/2014          717,276
---------------------------------------------------------------------------------------------------------------------------------
   1,235,000      Suffolk County IDA (ALIA-IGHL)                                        7.125         06/01/2017        1,286,734
---------------------------------------------------------------------------------------------------------------------------------
   1,945,000      Suffolk County IDA (ALIA-IGHL)                                        7.250         12/01/2033        1,963,069
---------------------------------------------------------------------------------------------------------------------------------
     305,000      Suffolk County IDA (ALIA-IGHL)                                        7.500         09/01/2015          322,358
---------------------------------------------------------------------------------------------------------------------------------
     390,000      Suffolk County IDA (ALIA-L.I.  Head Injury Association)               6.375         06/01/2014          388,709
---------------------------------------------------------------------------------------------------------------------------------
     820,000      Suffolk County IDA (ALIA-L.I.  Head Injury Association)               6.950         12/01/2014          852,415
---------------------------------------------------------------------------------------------------------------------------------
     300,000      Suffolk County IDA (ALIA-L.I.  Head Injury Association)               7.500         09/01/2015          317,073
---------------------------------------------------------------------------------------------------------------------------------
     650,000      Suffolk County IDA (ALIA-MCH)                                         6.375         06/01/2014          645,489
---------------------------------------------------------------------------------------------------------------------------------
   1,830,000      Suffolk County IDA (ALIA-MCH)                                         6.950         12/01/2014        1,902,340
---------------------------------------------------------------------------------------------------------------------------------
   1,510,000      Suffolk County IDA (ALIA-MCH)                                         7.125         06/01/2017        1,573,254
---------------------------------------------------------------------------------------------------------------------------------
     805,000      Suffolk County IDA (ALIA-NYS ARC)                                     7.500         09/01/2015          850,813


                         32 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    470,000      Suffolk County IDA (ALIA-Pederson-Krag Center)                        8.375%        06/01/2016   $      484,782
---------------------------------------------------------------------------------------------------------------------------------
     600,000      Suffolk County IDA (ALIA-SMCFS)                                       7.500         09/01/2015          634,146
---------------------------------------------------------------------------------------------------------------------------------
     770,000      Suffolk County IDA (ALIA-Suffolk Hostels)                             7.500         09/01/2015          813,821
---------------------------------------------------------------------------------------------------------------------------------
     275,000      Suffolk County IDA (ALIA-UCPAGS)                                      6.375         06/01/2014          273,092
---------------------------------------------------------------------------------------------------------------------------------
   1,195,000      Suffolk County IDA (ALIA-UCPAGS)                                      6.950         12/01/2014        1,242,238
---------------------------------------------------------------------------------------------------------------------------------
     890,000      Suffolk County IDA (ALIA-UCPAGS)                                      7.000         06/01/2016          920,527
---------------------------------------------------------------------------------------------------------------------------------
     500,000      Suffolk County IDA (ALIA-UCPAGS)                                      7.500         09/01/2015          528,455
---------------------------------------------------------------------------------------------------------------------------------
     425,000      Suffolk County IDA (ALIA-WORCA)                                       6.950         12/01/2014          441,800
---------------------------------------------------------------------------------------------------------------------------------
     950,000      Suffolk County IDA (ALIA-WORCA)                                       7.125         06/01/2017          989,796
---------------------------------------------------------------------------------------------------------------------------------
     590,000      Suffolk County IDA (ALIA-WORCA)                                       7.500         09/01/2015          623,577
---------------------------------------------------------------------------------------------------------------------------------
   7,293,119      Suffolk County IDA (Camelot Village) 2,3,4                            7.900         11/01/2031        3,511,928
---------------------------------------------------------------------------------------------------------------------------------
     275,000      Suffolk County IDA (CCSSVD)                                           7.000         04/01/2010          285,846
---------------------------------------------------------------------------------------------------------------------------------
   2,595,000      Suffolk County IDA (CCSSVD)                                           8.000         04/01/2030        2,720,676
---------------------------------------------------------------------------------------------------------------------------------
     820,000      Suffolk County IDA (DDI) 2                                            6.250         03/01/2009          789,471
---------------------------------------------------------------------------------------------------------------------------------
   5,025,000      Suffolk County IDA (DDI) 2                                            7.250         03/01/2024        4,807,970
---------------------------------------------------------------------------------------------------------------------------------
   9,180,000      Suffolk County IDA (DDI) 2                                            8.750         03/01/2023        9,377,095
---------------------------------------------------------------------------------------------------------------------------------
   2,605,000      Suffolk County IDA (Dowling College)                                  6.625         06/01/2024        2,537,478
---------------------------------------------------------------------------------------------------------------------------------
   3,240,000      Suffolk County IDA (Dowling College)                                  6.700         12/01/2020        3,203,258
---------------------------------------------------------------------------------------------------------------------------------
     225,000      Suffolk County IDA (Federation of Organizations)                      7.625         04/01/2010          226,881
---------------------------------------------------------------------------------------------------------------------------------
   2,195,000      Suffolk County IDA (Federation of Organizations)                      8.125         04/01/2030        2,256,833
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Suffolk County IDA (Gurwin Jewish - Phase II)                         6.700         05/01/2039        2,522,875
---------------------------------------------------------------------------------------------------------------------------------
   3,860,000      Suffolk County IDA (Huntington First Aid Squad)                       6.650         11/01/2017        3,859,884
---------------------------------------------------------------------------------------------------------------------------------
   3,250,000      Suffolk County IDA (Jefferson's Ferry)                                6.125         11/01/2029        3,250,878
---------------------------------------------------------------------------------------------------------------------------------
   6,500,000      Suffolk County IDA (Jefferson's Ferry)                                7.200         11/01/2019        6,719,310
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000      Suffolk County IDA (Jefferson's Ferry)                                7.250         11/01/2028       10,330,900
---------------------------------------------------------------------------------------------------------------------------------
  13,660,000      Suffolk County IDA (Keyspan-Port Jefferson Center)                    5.250         06/01/2027       13,411,115
---------------------------------------------------------------------------------------------------------------------------------
   4,065,000      Suffolk County IDA (L.I. Network Community Services)                  7.550         02/01/2034        3,961,099
---------------------------------------------------------------------------------------------------------------------------------
   3,500,000      Suffolk County IDA
                  (Nissequogue Cogeneration Partners)                                   5.300         01/01/2013        3,347,645
---------------------------------------------------------------------------------------------------------------------------------
   7,585,000      Suffolk County IDA
                  (Nissequogue Cogeneration Partners)                                   5.500         01/01/2023        7,017,111
---------------------------------------------------------------------------------------------------------------------------------
     705,000      Suffolk County IDA (OBPWC)                                            7.500         11/01/2022          708,983
---------------------------------------------------------------------------------------------------------------------------------
   1,600,000      Suffolk County IDA
                  (Peconic Landing Retirement Home)                                     8.000         10/01/2030        1,622,784
---------------------------------------------------------------------------------------------------------------------------------
     260,000      Suffolk County IDA (Pederson-Krag Center)                             7.625         04/01/2010          266,401
---------------------------------------------------------------------------------------------------------------------------------
   2,545,000      Suffolk County IDA (Pederson-Krag Center)                             8.125         04/01/2030        2,616,693
---------------------------------------------------------------------------------------------------------------------------------
     160,000      Suffolk County IDA (Rainbow Chimes)                                   7.000         05/01/2007          156,997
---------------------------------------------------------------------------------------------------------------------------------
   2,210,000      Suffolk County IDA (Rainbow Chimes)                                   8.000         11/01/2024        2,024,692
---------------------------------------------------------------------------------------------------------------------------------
   1,670,000      Suffolk County IDA (Rimland Facilities) 2                             3.000 6       12/01/2009        1,621,370
---------------------------------------------------------------------------------------------------------------------------------
   5,635,000      Suffolk County IDA (United Cerebral Palsy)                            7.875         09/01/2041        5,500,380
---------------------------------------------------------------------------------------------------------------------------------
   1,620,000      Suffolk County IDA (Windmill Village)                                 5.700         12/01/2026        1,654,652
---------------------------------------------------------------------------------------------------------------------------------
   1,305,000      Suffolk County IDA (Windmill Village)                                 5.750         12/01/2031        1,335,067


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    990,000      Suffolk County IDA (Wireless Boulevard Realty)                        7.875%        12/01/2012   $    1,049,885
---------------------------------------------------------------------------------------------------------------------------------
   4,005,000      Suffolk County IDA (Wireless Boulevard Realty)                        8.625         12/01/2026        4,276,619
---------------------------------------------------------------------------------------------------------------------------------
   2,785,000      Sullivan County IDA (Center Discovery Civic Facility)                 7.250         02/01/2012        2,752,833
---------------------------------------------------------------------------------------------------------------------------------
   9,965,000      Sullivan County IDA (Center Discovery Civic Facility)                 7.750         02/01/2027        9,756,233
---------------------------------------------------------------------------------------------------------------------------------
   8,725,000      Sullivan County IDA (SCCC Dorm Corp. Civic Facility)                  7.250         06/01/2027        8,638,884
---------------------------------------------------------------------------------------------------------------------------------
     390,000      Syracuse Hsg. Authority
                  (Loretto Sedgwick Heights Corp.)                                      7.375         11/01/2008          354,545
---------------------------------------------------------------------------------------------------------------------------------
   6,995,000      Syracuse Hsg. Authority
                  (Loretto Sedgwick Heights Corp.)                                      8.500         11/01/2031        6,243,807
---------------------------------------------------------------------------------------------------------------------------------
   6,590,000      Syracuse Hsg. Authority (LRRHCF)                                      5.800         08/01/2037        6,892,481
---------------------------------------------------------------------------------------------------------------------------------
     425,000      Syracuse Hsg. Authority (LRRHCF)                                      7.500         08/01/2010          423,326
---------------------------------------------------------------------------------------------------------------------------------
   2,435,000      Syracuse Hsg. Authority (Pavilion on James)                           7.500         11/01/2042        2,340,522
---------------------------------------------------------------------------------------------------------------------------------
     270,000      Syracuse IDA (Anoplate Corp.)                                         7.250         11/01/2007          269,055
---------------------------------------------------------------------------------------------------------------------------------
   2,195,000      Syracuse IDA (Anoplate Corp.)                                         8.000         11/01/2022        2,196,207
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Syracuse IDA (Crouse Irving Health Hospital) 2                        5.375         01/01/2023          721,390
---------------------------------------------------------------------------------------------------------------------------------
  21,105,000      Syracuse IDA (James Square)                                           0.000 1       08/01/2025        5,280,682
---------------------------------------------------------------------------------------------------------------------------------
     725,000      Syracuse IDA (Jewish Home of Central NY)                              7.375         03/01/2021          735,766
---------------------------------------------------------------------------------------------------------------------------------
   2,050,000      Syracuse IDA (Jewish Home of Central NY)                              7.375         03/01/2031        2,067,282
---------------------------------------------------------------------------------------------------------------------------------
   8,085,000      Syracuse IDA (Spectrum Medsystems Corp.) 2,3,4                        8.500         11/01/2010          604,758
---------------------------------------------------------------------------------------------------------------------------------
   7,500,000      Tobacco Settlement Financing Corp. (TASC)                             5.500         06/01/2019        7,924,350
---------------------------------------------------------------------------------------------------------------------------------
  13,825,000      Tobacco Settlement Financing Corp. (TASC)                             5.500         06/01/2021       14,453,623
---------------------------------------------------------------------------------------------------------------------------------
  13,555,000      Tobacco Settlement Financing Corp. (TASC)                             5.500         06/01/2022       14,111,568
---------------------------------------------------------------------------------------------------------------------------------
   3,750,000      Tompkins County IDA (Ithacare Center)                                 6.200         02/01/2037        4,083,188
---------------------------------------------------------------------------------------------------------------------------------
     110,000      Tompkins Healthcare Corp. (Reconstruction Home)                      10.800         02/01/2007          120,878
---------------------------------------------------------------------------------------------------------------------------------
      70,000      Tompkins Healthcare Corp. (Reconstruction Home)                      10.800         02/01/2028           77,387
---------------------------------------------------------------------------------------------------------------------------------
     630,000      Tonawanda SCHC                                                        6.500         12/01/2010          635,330
---------------------------------------------------------------------------------------------------------------------------------
   8,265,000      Triborough Bridge & Tunnel Authority RITES 2                         15.985 7       01/01/2027        7,803,648
---------------------------------------------------------------------------------------------------------------------------------
   4,190,000      Triborough Bridge & Tunnel Authority RITES 2                         16.015 7       01/01/2032        3,980,332
---------------------------------------------------------------------------------------------------------------------------------
      10,000      TSASC, Inc. (TFABs)                                                   4.250         07/15/2010            9,226
---------------------------------------------------------------------------------------------------------------------------------
      35,000      TSASC, Inc. (TFABs)                                                   4.500         07/15/2012           31,719
---------------------------------------------------------------------------------------------------------------------------------
   1,255,000      TSASC, Inc. (TFABs)                                                   5.500         07/15/2024        1,123,853
---------------------------------------------------------------------------------------------------------------------------------
     200,000      TSASC, Inc. (TFABs)                                                   5.600         07/15/2014          192,784
---------------------------------------------------------------------------------------------------------------------------------
  15,475,000      TSASC, Inc. (TFABs)                                                   5.750         07/15/2032       13,741,336
---------------------------------------------------------------------------------------------------------------------------------
      50,000      TSASC, Inc. (TFABs)                                                   5.875         07/15/2016           48,490
---------------------------------------------------------------------------------------------------------------------------------
      15,000      TSASC, Inc. (TFABs)                                                   6.000         07/15/2018           14,537
---------------------------------------------------------------------------------------------------------------------------------
     825,000      TSASC, Inc. (TFABs)                                                   6.250         07/15/2027          797,165
---------------------------------------------------------------------------------------------------------------------------------
  78,575,000      TSASC, Inc. (TFABs)                                                   6.250         07/15/2034       74,947,978
---------------------------------------------------------------------------------------------------------------------------------
 129,895,000      TSASC, Inc. (TFABs)                                                   6.375         07/15/2039      125,830,585
---------------------------------------------------------------------------------------------------------------------------------
     995,000      UCP/HCA of Chemung County                                             6.600         08/01/2022        1,098,052
---------------------------------------------------------------------------------------------------------------------------------
     725,000      Ulster County IDA (Benedictine Hospital)                              6.400         06/01/2014          693,861
---------------------------------------------------------------------------------------------------------------------------------
   1,945,000      Ulster County IDA (Benedictine Hospital)                              6.450         06/01/2024        1,757,619
---------------------------------------------------------------------------------------------------------------------------------
   1,845,000      Ulster County IDA (Brooklyn Bottling)                                 8.600         06/30/2022        1,858,358


                         34 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,000,000      Ulster County IDA (Kingston Hospital)                                 5.650%        11/15/2024   $    4,051,880
---------------------------------------------------------------------------------------------------------------------------------
   1,465,000      Ulster County IDA
                  (Mid-Hudson Family Health Services)                                   5.350         07/01/2023        1,500,995
---------------------------------------------------------------------------------------------------------------------------------
   2,635,000      Ulster County Tobacco Asset Securitization Corp.                      0.000 8       06/01/2040        1,639,207
---------------------------------------------------------------------------------------------------------------------------------
   2,655,000      Ulster County Tobacco Asset Securitization Corp. 2                    6.000         06/01/2040        2,324,665
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Ulster County Tobacco Asset Securitization Corp.                      6.250         06/01/2025        1,900,200
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      United Nations Devel. Corp., Series A                                 5.250         07/01/2026        2,010,460
---------------------------------------------------------------------------------------------------------------------------------
      25,000      Upper Mohawk Valley Regional Water Finance Authority                  5.125         10/01/2026           25,112
---------------------------------------------------------------------------------------------------------------------------------
     500,000      Utica GO                                                              6.100         01/15/2013          546,065
---------------------------------------------------------------------------------------------------------------------------------
   3,550,000      Utica IDA (Utica College Civic Facility)                              6.850         12/01/2031        3,512,938
---------------------------------------------------------------------------------------------------------------------------------
     340,000      Watervliet Hsg. Authority (Colonie Senior Service Center)             5.875         06/01/2018          311,532
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Watervliet Hsg. Authority (Colonie Senior Service Center)             6.125         06/01/2038        1,749,820
---------------------------------------------------------------------------------------------------------------------------------
   2,820,000      Wayne County IDA (ARC)                                                8.375         03/01/2018        2,847,157
---------------------------------------------------------------------------------------------------------------------------------
     300,000      Westchester County Healthcare Corp., Series A                         5.875         11/01/2025          283,107
---------------------------------------------------------------------------------------------------------------------------------
   7,195,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        7,278,318
---------------------------------------------------------------------------------------------------------------------------------
   3,145,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        3,181,419
---------------------------------------------------------------------------------------------------------------------------------
   6,330,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        6,403,301
---------------------------------------------------------------------------------------------------------------------------------
   3,590,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        3,631,895
---------------------------------------------------------------------------------------------------------------------------------
   8,470,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        8,568,845
---------------------------------------------------------------------------------------------------------------------------------
   8,115,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        8,208,972
---------------------------------------------------------------------------------------------------------------------------------
   6,290,000      Westchester County IDA (Ardsley Hsg.)                                 7.900         11/01/2044        6,362,838
---------------------------------------------------------------------------------------------------------------------------------
   6,865,000      Westchester County IDA (Ardsley Hsg.) 5                               7.900         11/01/2044        6,944,497
---------------------------------------------------------------------------------------------------------------------------------
   1,870,000      Westchester County IDA (Beth Abraham Hospital)                        8.375         12/01/2025        1,965,669
---------------------------------------------------------------------------------------------------------------------------------
      40,000      Westchester County IDA (Children's Village)                           5.375         03/15/2019           39,457
---------------------------------------------------------------------------------------------------------------------------------
   4,600,000      Westchester County IDA (Children's Village)                           6.000         06/01/2022        4,547,514
---------------------------------------------------------------------------------------------------------------------------------
   1,040,400      Westchester County IDA (Clearview School)                             9.375         01/01/2021        1,067,690
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Westchester County IDA (Hebrew Hospital Senior Hsg.)                  7.375         07/01/2030        2,104,180
---------------------------------------------------------------------------------------------------------------------------------
   1,560,000      Westchester County IDA (JDAM)                                         6.750         04/01/2016        1,623,024
---------------------------------------------------------------------------------------------------------------------------------
   3,250,000      Westchester County IDA (Lawrence Hospital)                            5.000         01/01/2028        3,010,865
---------------------------------------------------------------------------------------------------------------------------------
     800,000      Westchester County IDA (Lawrence Hospital)                            5.125         01/01/2018          803,424
---------------------------------------------------------------------------------------------------------------------------------
   1,275,000      Westchester County IDA
                  (Living Independently for the Elderly)                                5.375         08/20/2021        1,321,002
---------------------------------------------------------------------------------------------------------------------------------
   3,035,000      Westchester County IDA
                  (Living Independently for the Elderly)                                5.400         08/20/2032        3,076,731
---------------------------------------------------------------------------------------------------------------------------------
   1,645,000      Westchester County IDA (Rippowam-Cisqua School)                       5.750         06/01/2029        1,643,832
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Westchester County IDA (Schnurmacher Center)                          6.500         11/01/2013        1,019,140
---------------------------------------------------------------------------------------------------------------------------------
   1,710,000      Westchester County IDA (Schnurmacher Center)                          6.500         11/01/2033        1,737,326
---------------------------------------------------------------------------------------------------------------------------------
      85,000      Westchester County IDA (Westchester Airport)                          5.950         08/01/2024           86,449
---------------------------------------------------------------------------------------------------------------------------------
   2,570,000      Westchester County IDA (Winward School)                               5.250         10/01/2031        2,572,082
---------------------------------------------------------------------------------------------------------------------------------
  76,375,000      Westchester County Tobacco Asset Securitization Corp.                 0.000 8       07/15/2039       55,827,070
---------------------------------------------------------------------------------------------------------------------------------
   1,565,000      Yates County IDA (Keuka College)                                      8.750         08/01/2015        1,865,950
---------------------------------------------------------------------------------------------------------------------------------
   3,825,000      Yates County IDA (SSMH)                                               5.650         02/01/2039        3,938,756


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $15,175,000      Yonkers IDA (Community Devel. Properties)                             6.625%        02/01/2026   $   16,033,753
---------------------------------------------------------------------------------------------------------------------------------
   4,685,000      Yonkers IDA (Hudson Scenic Studio)                                    6.625         11/01/2019        4,652,674
---------------------------------------------------------------------------------------------------------------------------------
   1,590,000      Yonkers IDA (Philipsburgh Hall Associates)                            7.500         11/01/2030        1,537,610
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Yonkers IDA (St. John's Riverside Hospital)                           7.125         07/01/2031        2,523,925
---------------------------------------------------------------------------------------------------------------------------------
   3,270,000      Yonkers IDA (St. Joseph's Hospital)                                   8.500         12/30/2013        3,337,853
---------------------------------------------------------------------------------------------------------------------------------
   2,200,000      Yonkers IDA (St. Joseph's Hospital), Series 98-A                      6.150         03/01/2015        1,931,358
---------------------------------------------------------------------------------------------------------------------------------
   2,100,000      Yonkers IDA (St. Joseph's Hospital), Series 98-B                      6.150         03/01/2015        1,843,569
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Yonkers IDA (St. Joseph's Hospital), Series 98-C                      6.200         03/01/2020          832,160
---------------------------------------------------------------------------------------------------------------------------------
   3,375,000      Yonkers IDA (Westchester School)                                      8.750         12/30/2023        3,545,910
---------------------------------------------------------------------------------------------------------------------------------
     800,000      Yonkers Parking Authority                                             6.000         06/15/2018          827,744
---------------------------------------------------------------------------------------------------------------------------------
   1,215,000      Yonkers Parking Authority                                             6.000         06/15/2024        1,230,443
---------------------------------------------------------------------------------------------------------------------------------
     150,000      Yonkers Parking Authority                                             7.750         12/01/2004          150,926
                                                                                                                   --------------
                                                                                                                    5,080,954,272

---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.9%
     500,000      American Samoa Power Authority                                        7.000         09/01/2004          503,930
---------------------------------------------------------------------------------------------------------------------------------
   2,460,000      Guam EDA (Royal Socio Apartments)                                     9.500         11/01/2018        2,377,418
---------------------------------------------------------------------------------------------------------------------------------
     290,000      Guam Power Authority, Series A                                        5.250         10/01/2023          265,492
---------------------------------------------------------------------------------------------------------------------------------
  20,000,000      Guam Power Authority, Series A                                        5.250         10/01/2034       17,421,600
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Northern Mariana Islands, Series A                                    6.000         06/01/2020        1,043,620
---------------------------------------------------------------------------------------------------------------------------------
   8,010,000      Northern Mariana Islands, Series A                                    6.250         03/15/2028        8,004,153
---------------------------------------------------------------------------------------------------------------------------------
  19,340,000      Northern Mariana Islands, Series A                                    6.600         03/15/2028       20,034,693
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000      Northern Mariana Islands, Series A                                    7.375         06/01/2030       10,166,300
---------------------------------------------------------------------------------------------------------------------------------
   6,290,000      Puerto Rico Children's Trust Fund (TASC)                              5.500         05/15/2039        5,108,675
---------------------------------------------------------------------------------------------------------------------------------
  17,380,000      Puerto Rico Children's Trust Fund (TASC)                              5.625         05/15/2043       14,132,026
---------------------------------------------------------------------------------------------------------------------------------
      60,000      Puerto Rico Electric Power Authority                                  5.375         07/01/2030           61,413
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Puerto Rico GO                                                        5.000         07/01/2033        1,927,380
---------------------------------------------------------------------------------------------------------------------------------
     750,000      Puerto Rico HBFA                                                      6.250         04/01/2029          770,505
---------------------------------------------------------------------------------------------------------------------------------
     115,000      Puerto Rico HFC                                                       5.100         12/01/2018          117,820
---------------------------------------------------------------------------------------------------------------------------------
   2,120,000      Puerto Rico HFC                                                       5.500         12/01/2023        2,183,134
---------------------------------------------------------------------------------------------------------------------------------
     115,000      Puerto Rico HFC                                                       7.500         10/01/2015          115,166
---------------------------------------------------------------------------------------------------------------------------------
   2,970,000      Puerto Rico HFC                                                       7.500         04/01/2022        3,027,173
---------------------------------------------------------------------------------------------------------------------------------
  12,015,000      Puerto Rico Highway & Transportation Authority                        5.000         07/01/2028       11,700,447
---------------------------------------------------------------------------------------------------------------------------------
  50,440,000      Puerto Rico Highway & Transportation Authority,
                  Series D                                                              5.250         07/01/2038       50,281,114
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000      Puerto Rico Highway & Transportation Authority,
                  Series D                                                              5.375         07/01/2036        4,050,560
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Puerto Rico Highway & Transportation Authority,
                  Series G                                                              5.000         07/01/2033          966,440
---------------------------------------------------------------------------------------------------------------------------------
  60,000,000      Puerto Rico Highway & Transportation Authority,
                  Series G                                                              5.000         07/01/2042       57,333,000
---------------------------------------------------------------------------------------------------------------------------------
   1,250,000      Puerto Rico Highway & Transportation Authority,
                  Series J                                                              5.125         07/01/2039        1,220,200


                         36 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                           COUPON           MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
---------------------------------------------------------------------------------------------------------------------------------
    $220,000      Puerto Rico Infrastructure                                            7.500%        07/01/2009   $      224,422
---------------------------------------------------------------------------------------------------------------------------------
   1,080,000      Puerto Rico ITEMECF (Ana G. Mendez University)                        5.375         02/01/2019        1,094,882
---------------------------------------------------------------------------------------------------------------------------------
   1,575,000      Puerto Rico ITEMECF (Ana G. Mendez University)                        5.375         12/01/2021        1,579,536
---------------------------------------------------------------------------------------------------------------------------------
   5,750,000      Puerto Rico ITEMECF (Ana G. Mendez University)                        5.375         02/01/2029        5,626,893
---------------------------------------------------------------------------------------------------------------------------------
   6,315,000      Puerto Rico ITEMECF (Ana G. Mendez University)                        5.500         12/01/2031        6,179,101
---------------------------------------------------------------------------------------------------------------------------------
  42,400,000      Puerto Rico ITEMECF (Congeneration Facilities)                        6.625         06/01/2026       43,957,776
---------------------------------------------------------------------------------------------------------------------------------
   3,520,000      Puerto Rico ITEMECF (Mennonite General Hospital)                      5.625         07/01/2017        3,031,600
---------------------------------------------------------------------------------------------------------------------------------
     985,000      Puerto Rico ITEMECF (Mennonite General Hospital)                      5.625         07/01/2027          798,323
---------------------------------------------------------------------------------------------------------------------------------
   8,735,000      Puerto Rico ITEMECF (Mennonite General Hospital)                      6.500         07/01/2018        8,150,192
---------------------------------------------------------------------------------------------------------------------------------
  12,340,000      Puerto Rico ITEMECF (Mennonite General Hospital)                      6.500         07/01/2026       11,229,277
---------------------------------------------------------------------------------------------------------------------------------
     750,000      Puerto Rico ITEMECF (Ryder Memorial Hospital)                         6.400         05/01/2009          751,380
---------------------------------------------------------------------------------------------------------------------------------
   2,450,000      Puerto Rico ITEMECF (Ryder Memorial Hospital)                         6.600         05/01/2014        2,392,891
---------------------------------------------------------------------------------------------------------------------------------
   5,250,000      Puerto Rico ITEMECF (Ryder Memorial Hospital)                         6.700         05/01/2024        5,039,528
---------------------------------------------------------------------------------------------------------------------------------
   7,000,000      Puerto Rico ITEMECF
                  (San Lucas & Cristo Redentor Hospitals)                               5.750         06/01/2029        5,415,480
---------------------------------------------------------------------------------------------------------------------------------
     500,000      Puerto Rico ITEMECF (University of the Sacred Heart)                  5.250         09/01/2021          505,615
---------------------------------------------------------------------------------------------------------------------------------
   8,000,000      Puerto Rico ITEMECF (University of the Sacred Heart)                  5.250         09/01/2031        7,851,760
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Puerto Rico Port Authority (American Airlines), Series A              6.250         06/01/2026          667,080
---------------------------------------------------------------------------------------------------------------------------------
  12,470,000      Puerto Rico Port Authority (American Airlines), Series A              6.300         06/01/2023        8,319,111
---------------------------------------------------------------------------------------------------------------------------------
  52,715,000      Puerto Rico Public Buildings Authority                                5.000         07/01/2036       50,840,982
---------------------------------------------------------------------------------------------------------------------------------
  56,505,000      Puerto Rico Public Buildings Authority                                5.250         07/01/2033       56,592,018
---------------------------------------------------------------------------------------------------------------------------------
     445,000      Puerto Rico Public Buildings Authority                                5.375         07/01/2033          450,046
---------------------------------------------------------------------------------------------------------------------------------
 182,410,000      Puerto Rico Public Finance Corp., Series E                            5.500         08/01/2029      196,652,573
---------------------------------------------------------------------------------------------------------------------------------
     262,428      Puerto Rico San Sebastian Garage Lease 2                             10.000         09/16/2005          248,781
---------------------------------------------------------------------------------------------------------------------------------
   2,040,000      University of V.I.,  Series A                                         6.250         12/01/2029        2,164,562
---------------------------------------------------------------------------------------------------------------------------------
   1,250,000      V.I. Government Refinery Facilities (Hovensa Coker)                   6.500         07/01/2021        1,325,288
---------------------------------------------------------------------------------------------------------------------------------
      45,000      V.I. Hsg. Finance Authority, Series A                                 6.450         03/01/2016           46,016
---------------------------------------------------------------------------------------------------------------------------------
  18,720,000      V.I. Public Finance Authority (Gross Receipts Taxes Loan)             5.000         10/01/2031       17,618,328
---------------------------------------------------------------------------------------------------------------------------------
  27,733,000      V.I. Public Finance Authority (Hovensa Coker)                         6.500         07/01/2021       29,393,652
---------------------------------------------------------------------------------------------------------------------------------
   8,000,000      V.I. Public Finance Authority (Hovensa Refinery)                      6.125         07/01/2022        8,267,520
---------------------------------------------------------------------------------------------------------------------------------
  11,700,000      V.I. Public Finance Authority (Hovensa)                               5.875         07/01/2022       11,907,090
---------------------------------------------------------------------------------------------------------------------------------
   3,055,000      V.I. Public Finance Authority Computer Lease 2                        6.250         01/01/2005        3,091,691
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000      V.I. Public Finance Authority, Series A                               5.500         10/01/2018        1,020,300
---------------------------------------------------------------------------------------------------------------------------------
  16,220,000      V.I. Public Finance Authority, Series A                               5.500         10/01/2022       16,359,330
---------------------------------------------------------------------------------------------------------------------------------
   7,500,000      V.I. Public Finance Authority, Series A                               5.625         10/01/2025        7,526,700
---------------------------------------------------------------------------------------------------------------------------------
      50,000      V.I. Public Finance Authority, Series A                               5.625         10/01/2025           50,811
---------------------------------------------------------------------------------------------------------------------------------
   3,830,000      V.I. Public Finance Authority, Series E                               6.000         10/01/2022        3,848,384
---------------------------------------------------------------------------------------------------------------------------------
   1,575,000      V.I. Water & Power Authority                                          5.300         07/01/2018        1,568,999
---------------------------------------------------------------------------------------------------------------------------------
   3,515,000      V.I. Water & Power Authority                                          5.300         07/01/2021        3,408,179
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000      V.I. Water & Power Authority                                          5.500         07/01/2017        2,500,586
                                                                                                                   --------------
                                                                                                                      740,508,942


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                    MARKET VALUE
                                                                                                                      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,944,626,208)--101.2%                                                         $ 5,821,463,214
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2)                                                                         (67,851,060)
                                                                                                                  ---------------
NET ASSETS--100.0%                                                                                                $ 5,753,612,154
                                                                                                                  ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents a zero coupon bond.

2. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.

3. Non-income-accruing security.

4. Issue is in default. See Note 1 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                         38 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS June 30, 2004
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Association for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ADD         Aid to the Developmentally Disabled
ALIA        Alliance of Long Island Agencies
ARC         Association of Retarded Citizens
ASMF        Amsterdam Sludge Management Facility
CAB         Capital Appreciation Bond
CCSSVD      Central Council of the Society of St. Vincent dePaul
CFGA        Child and Family Guidance Association
CNGCS       Central Nassau Guidance and Counseling Services
Con Ed      Consolidated Edison Company
COP         Certificates of Participation
CSD         Central School District
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DDI         Developmental Disabilities Institute
DIAMONDS    Direct Investment of Accrued Municipals
EDA         Economic Development Authority
EFC         Environmental Facilities Corp.
EHC         Elderly Housing Corporation
ERDA        Energy Research and Development Authority
FHA         Federal Housing Agency
FREE        Family Residences and Essential Enterprises
GJSR        Gurwin Jewish Senior Residences
GO          General Obligation
HBFA        Housing Bank and Finance Agency
HDC         Housing Development Corp.
HELP        Homeless Economic Loan Program
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HH          Harmony Heights, Inc.
HHS         Harmony Heights School
HJDOI       Hospital for Joint Diseases Orthopedic Institute
IDA         Industrial Development Agency
IFA         Interim Finance Authority
IGHL        Independent Group Home for Living
INFLOS      Inverse Floating Rate Securities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
JCC         Jewish Community Center
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
L.I.        Long Island
LGSC        Local Government Services Corporation
LILCO       Long Island Lighting Corporation
LRRHCF      Loretto Rest Residential Health Care Facility
LVH         Little Village House
MCH         Maryhaven Center of Hope
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NH&HC       Nursing Home and Health Care
NIMO        Niagara Mohawk Power Corporation
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
NYSEG       New York State Electric and Gas
NYU         New York University
OBPWC       Ocean Bay Park Water Corporation
PRFF        Puerto Rican Family Foundation
Res Rec     Resource Recovery Facility
RG&E        Rochester Gas and Electric
RIBS        Residual Interest Bonds
RIT         Rochester Institute of Technology
RITES       Residual Interest Tax Exempt Security
SCCC        Sullivan County Community College
SCHC        Senior Citizen Housing Corporation
SCSB        Schuyler Community Services Board
SLCD        School for Language and Communication Development
SMCFS       St. Mary's Children and Family Services
SONYMA      State of New York Mortgage Agency
SSMH        Soldiers and Sailors Memorial Hospital
SUNY        State University of New York
TASC        Tobacco Settlement Asset-Backed Bonds
TFA         Transitional Finance Authority
TFABs       Tobacco Flexible Amortization Bonds
UCPAGS      United Cerebral Palsy Association of Greater Suffolk
UCP/HCA     United Cerebral Palsy and Handicapped Children's Association
UDC         Urban Development Corp.
VDRNS       Variable Demand Rate Notes
WORCA       Working Organization for Retarded Children and Adults
WWH         Wyandach/Wheatley Heights
YMCA        Young Men's Christian Association


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS June 30, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                       MARKET VALUE           PERCENT
------------------------------------------------------------------------------
Hospital/Health Care                         $  733,405,391              12.6%
Tobacco Settlements                             590,704,817              10.1
Electric Utilities                              525,213,026               9.0
Highways/Railways                               511,837,749               8.8
Airlines                                        457,952,092               7.9
General Obligation                              338,110,850               5.8
Multifamily Housing                             334,877,672               5.8
Adult Living Facilities                         322,092,098               5.5
Sales Tax Revenue                               251,266,618               4.3
Not-for-Profit Organization                     240,075,664               4.1
Higher Education                                231,275,181               4.0
Water Utilities                                 177,251,935               3.0
Paper, Containers & Packaging                   174,189,467               3.0
Marine/Aviation Facilities                      164,773,885               2.8
Resource Recovery                               117,986,759               2.0
Municipal Leases                                113,083,723               1.9
Education                                       104,532,979               1.8
Single Family Housing                            97,545,156               1.7
Manufacturing, Non-Durable Goods                 92,162,547               1.6
Manufacturing, Durable Goods                     89,056,676               1.5
Pollution Control                                51,592,875               0.9
Special Assessment                               38,500,001               0.7
Gas Utilities                                    32,574,717               0.6
Parking Fee Revenue                              27,123,162               0.5
Hotels, Restaurants & Leisure                     4,278,174               0.1
                                             ---------------------------------
Total                                        $5,821,463,214             100.0%
                                             =================================


                         40 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  June 30, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                               PERCENT
------------------------------------------------------------------------------
AAA                                                                       9.7%
AA                                                                       15.1
A                                                                        17.7
BBB                                                                      34.1
BB                                                                        4.1
B                                                                         0.3
CCC                                                                       6.4
Not Rated                                                                12.6
                                                                        ------
Total                                                                   100.0%
                                                                        ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,944,626,208)--see accompanying statement of investments   $ 5,821,463,214
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,186,054
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     109,609,530
Investments sold                                                                              14,754,330
Shares of beneficial interest sold                                                            10,248,870
Other                                                                                             79,418
                                                                                         ----------------
Total assets                                                                               5,957,341,416

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.2500% at June 30, 2004)                               125,300,000
Investments purchased (including $39,951,958 purchased on a when-issued basis
or forward commitment)                                                                        55,249,976
Shares of beneficial interest redeemed                                                        12,531,269
Dividends                                                                                      6,663,227
Distribution and service plan fees                                                             2,533,818
Trustees' compensation                                                                           996,231
Transfer and shareholder servicing agent fees                                                    199,347
Shareholder communications                                                                       148,135
Other                                                                                            107,259
                                                                                         ----------------
Total liabilities                                                                            203,729,262

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 5,753,612,154
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 6,066,285,612
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              1,908,242
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (191,418,706)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                  (123,162,994)
                                                                                         ----------------
NET ASSETS                                                                               $ 5,753,612,154
                                                                                         ================


                         42 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

CLASS A SHARES:
Net asset value and redemption price per share (based on net assets of $4,218,826,103
and 247,754,363 shares of beneficial interest outstanding)                                        $17.03
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $17.88
--------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,091,158,802 and 64,129,660 shares
of beneficial interest outstanding)                                                               $17.01
--------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $435,290,784 and 25,593,655 shares
of beneficial interest outstanding)                                                               $17.01
--------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Net asset value, redemption price and offering price per share (based on net assets of
$8,336,465 and 489,634 shares of beneficial interest outstanding)                                 $17.03

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
Interest                                                              $ 202,952,538

------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------
Management fees                                                          13,706,558
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   3,154,096
Class B                                                                   5,855,432
Class C                                                                   2,239,440
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     739,047
Class B                                                                     289,047
Class C                                                                     104,882
Class Y                                                                       1,142
------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      99,421
Class B                                                                      30,169
Class C                                                                       9,536
Class Y                                                                         448
------------------------------------------------------------------------------------
Accounting service fees                                                     887,281
------------------------------------------------------------------------------------
Interest expense                                                            484,401
------------------------------------------------------------------------------------
Custodian fees and expenses                                                 153,963
------------------------------------------------------------------------------------
Trustees' compensation                                                      144,731
------------------------------------------------------------------------------------
Other                                                                       229,352
                                                                      --------------
Total expenses                                                           28,128,946
Less reduction to custodian expenses                                        (25,425)
                                                                      --------------
Net expenses                                                             28,103,521
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   174,849,017

------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------------
Net realized loss on investments                                        (18,166,649)
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments    (173,283,861)

------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (16,601,493)
                                                                      ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         44 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS                  YEAR
                                                                               ENDED                 ENDED
                                                                       JUNE 30, 2004          DECEMBER 31,
                                                                         (UNAUDITED)                  2003
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                $   174,849,017       $   361,925,409
-----------------------------------------------------------------------------------------------------------
Net realized loss                                                        (18,166,649)          (67,477,223)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    (173,283,861)          134,767,140
                                                                     --------------------------------------
Net increase (decrease) in net assets resulting from operations          (16,601,493)          429,215,326

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (140,099,126)         (264,497,024)
Class B                                                                  (33,338,546)          (70,438,857)
Class C                                                                  (12,757,661)          (24,428,144)
Class Y                                                                     (296,274)             (743,767)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  138,305,128          (121,893,999)
Class B                                                                 (101,028,987)         (123,811,036)
Class C                                                                    8,185,281           (32,773,952)
Class Y                                                                     (451,061)           (3,100,020)

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total decrease                                                          (158,082,739)         (212,471,473)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                    5,911,694,893         6,124,166,366
                                                                     --------------------------------------
End of period (including accumulated net investment income
of $1,908,242 and $13,550,832, respectively)                         $ 5,753,612,154       $ 5,911,694,893
                                                                     ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         45 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                                     YEAR
                                               ENDED                                                                    ENDED
                                       JUNE 30, 2004                                                                 DEC. 31,
CLASS A                                  (UNAUDITED)          2003          2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  17.62      $  17.38      $  17.52       $  17.67       $  16.78       $  18.81
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .52          1.11          1.08           1.06           1.04           1.04
Net realized and unrealized gain (loss)         (.56)          .23          (.15)          (.17)           .89          (2.03)
                                            --------------------------------------------------------------------------------------
Total from investment operations                (.04)         1.34           .93            .89           1.93           (.99)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.55)        (1.10)        (1.07)         (1.04)         (1.04)         (1.04)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  17.03      $  17.62      $  17.38       $  17.52       $  17.67       $  16.78
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1             (0.15)%        8.12%         5.46%          5.14%         11.93%         (5.51)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $  4,219      $  4,228      $  4,299       $  4,073       $  3,536       $  3,288
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)            $  4,300      $  4,100      $  4,292       $  3,893       $  3,341       $  3,559
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           6.16%         6.49%         6.18%          5.97%          6.07%          5.78%
Total expenses                                  0.71%         0.71%         0.72%          0.72%          0.78%          0.77%
Expenses after payments and waivers
and reduction to custodian expenses              N/A 3         N/A 3,4      0.71% 3,5      0.70% 3,5      0.74% 3,5      0.73% 3,5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           11%           18%           29%            11%            26%            30%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         46 | ROCHESTER FUND MUNICIPALS

                                         SIX MONTHS                                                                      YEAR
                                              ENDED                                                                     ENDED
                                      JUNE 30, 2004                                                                  DEC. 31,
CLASS B                                 (UNAUDITED)          2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 17.60      $  17.36       $  17.51       $  17.66       $  16.77       $  18.79
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .45           .96            .93            .91            .89            .89
Net realized and unrealized gain (loss)        (.56)          .23           (.16)          (.17)           .90          (2.03)
                                            --------------------------------------------------------------------------------------
Total from investment operations               (.11)         1.19            .77            .74           1.79          (1.14)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.48)         (.95)          (.92)          (.89)          (.90)          (.88)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 17.01      $  17.60       $  17.36       $  17.51       $  17.66       $  16.77
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1            (0.58)%        7.19%          4.50%          4.25%         10.98%         (6.27)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $ 1,091      $  1,231       $  1,342       $  1,157       $    803       $    673
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)            $ 1,177      $  1,259       $  1,275       $    997       $    711       $    635
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          5.29%         5.62%          5.32%          5.10%          5.19%          4.91%
Total expenses                                 1.59%         1.58%          1.58%          1.58%          1.65%          1.64%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 3         N/A 3,4       1.57% 3,5      1.56% 3,5      1.60% 3,5      1.59% 3,5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          11%           18%            29%            11%            26%            30%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         47 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                  YEAR
                                                ENDED                                                                 ENDED
                                        JUNE 30, 2004                                                              DEC. 31,
CLASS C                                   (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 17.59       $ 17.36       $ 17.50       $ 17.66       $ 16.76       $ 18.79
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .44           .96           .93           .91           .89           .89
Net realized and unrealized gain (loss)          (.54)          .22          (.15)         (.18)          .91         (2.04)
                                              ----------------------------------------------------------------------------------
Total from investment operations                 (.10)         1.18           .78           .73          1.80         (1.15)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.48)         (.95)         (.92)         (.89)         (.90)         (.88)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 17.01       $ 17.59       $ 17.36       $ 17.50       $ 17.66       $ 16.76
                                              ==================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              (0.52)%        7.14%         4.57%         4.19%        11.06%        (6.32)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $   435       $   443       $   471       $   429       $   259       $   220
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)              $   451       $   436       $   460       $   356       $   225       $   221
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                            5.29%         5.62%         5.32%         5.09%         5.20%         4.92%
Total expenses                                   1.58%         1.58%         1.58%         1.57%         1.63%         1.63%
Expenses after payments and waivers
and reduction to custodian expenses               N/A 3         N/A 3,4      1.57% 3,5     1.55% 3,5     1.59% 3,5     1.58% 3,5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            11%           18%           29%           11%           26%           30%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         48 | ROCHESTER FUND MUNICIPALS

                                                  SIX MONTHS                                                        YEAR
                                                       ENDED                                                       ENDED
                                               JUNE 30, 2004                                                    DEC. 31,
CLASS Y                                          (UNAUDITED)           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $17.61         $17.38         $17.52         $17.67         $16.88
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .53           1.14           1.10           1.08            .70
Net realized and unrealized gain (loss)                 (.55)           .21           (.15)          (.17)           .78
                                                      -----------------------------------------------------------------------
Total from investment operations                        (.02)          1.35            .95            .91           1.48
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.56)         (1.12)         (1.09)         (1.06)          (.69)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $17.03         $17.61         $17.38         $17.52         $17.67
                                                      =======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (0.01)%         8.16%          5.57%          5.25%          8.97%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $    8         $    9         $   12         $   12         $   11
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                      $    9         $   11         $   12         $   12         $   10
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.31%          6.79%          6.30%          6.08%          6.07%
Total expenses                                          0.57%          0.61%          0.62%          0.62%          0.68%
Expenses after payments and waivers
and reduction to custodian expenses                      N/A 4          N/A 4         0.61% 4,5      0.60% 4,5      0.64% 4,5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   11%            18%            29%            11%            26%

1. For the period from April 28, 2000 (inception of offering) to December 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         49 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc.

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward


                         50 | ROCHESTER FUND MUNICIPALS
commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $46,100,461. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $39,951,958 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $547,494,280 as of June 30, 2004. Including the effect of leverage, inverse floaters represent 18.10% of the Fund's total assets as of June 30, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $12,308,113, representing 0.21% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                         51 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $190,495,579 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                           EXPIRING
                           --------------------------
                           2004          $  3,560,645
                           2005             5,760,047
                           2006             4,332,921
                           2007            41,458,446
                           2008            48,591,026
                           2011            68,625,845
                                         ------------
                           Total         $172,328,930
                                         ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2004, the Fund's projected benefit obligations were increased by $72,336 and payments of $14,819 were made to retired trustees, resulting in an accumulated liability of $791,976 as of June 30, 2004.

      In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's


                         52 | ROCHESTER FUND MUNICIPALS
former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2004, payments of $33,750 were made to retired trustees. As of June 30, 2004, the Fund had recognized an accumulated liability of $145,125.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         53 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED JUNE 30, 2004          YEAR ENDED DECEMBER 31, 2003
                                   SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           21,590,348       $ 379,092,188        31,968,251       $ 545,936,442
Dividends and/or
distributions reinvested        4,431,743          77,450,222         9,003,352         153,817,637
Redeemed                      (18,306,570)       (318,237,282)      (48,331,277)       (821,648,078)
                             -----------------------------------------------------------------------
Net increase (decrease)         7,715,521       $ 138,305,128        (7,359,674)      $(121,893,999)
                             =======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            3,319,227       $  58,311,973         8,236,496       $ 140,702,835
Dividends and/or
distributions reinvested        1,120,575          19,581,767         2,559,786          43,684,161
Redeemed                      (10,266,458)       (178,922,727)      (18,121,088)       (308,198,032)
                             -----------------------------------------------------------------------
Net decrease                   (5,826,656)      $(101,028,987)       (7,324,806)      $(123,811,036)
                             =======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            2,954,795       $  51,978,830         4,623,365       $  79,157,974
Dividends and/or
distributions reinvested          458,250           8,000,721           957,977          16,341,183
Redeemed                       (2,986,301)        (51,794,270)       (7,557,987)       (128,273,109)
                             -----------------------------------------------------------------------
Net increase (decrease)           426,744       $   8,185,281        (1,976,645)      $ (32,773,952)
                             =======================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                   --       $          --                --       $          --
Dividends and/or
distributions reinvested               --                  --                --                  --
Redeemed                          (26,212)           (451,061)         (179,098)         (3,100,020)
                             -----------------------------------------------------------------------
Net decrease                      (26,212)      $    (451,061)         (179,098)      $  (3,100,020)
                             =======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $727,888,034 and $587,507,543, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion.


                         54 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2004, the Fund paid $887,281 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $1,161,402 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30,


                         55 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

2004 for Class B and Class C shares were $41,452,164 and $10,343,154, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A             CLASS B             CLASS C
                          CLASS A           CONTINGENT          CONTINGENT          CONTINGENT
                        FRONT-END             DEFERRED            DEFERRED            DEFERRED
                    SALES CHARGES        SALES CHARGES       SALES CHARGES       SALES CHARGES
SIX MONTHS            RETAINED BY          RETAINED BY         RETAINED BY         RETAINED BY
ENDED                 DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------
June 30, 2004            $874,669              $54,318          $1,353,812             $27,342

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $656,482,163, which represents 11.41% of the Fund's net assets.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.


                         56 | ROCHESTER FUND MUNICIPALS

      The Fund had borrowings outstanding of $125,300,000 at June 30, 2004 at an interest rate of 2.25%. For the six months ended June 30, 2004, the average monthly loan balance was $50,118,267 at an average daily interest rate of 1.787%. The Fund had gross borrowings and gross loan repayments of $533,000,000 and $462,100,000, respectively, during the six months ended June 30, 2004. The maximum amount of borrowings outstanding at any month-end was $145,000,000. The Fund paid commitment fees of $29,941 and interest of $449,274 during the six months ended June 30, 2004.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                         57 | ROCHESTER FUND MUNICIPALS

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.


 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)